UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)    (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 08/31/17

Item 1.	Reports to Stockholders.

Semiannual Report and Shareholder Letter August 31, 2017

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

The six months ended August 31, 2017, benefited from mostly upbeat economic data, improved US corporate earnings and generally supportive monetary policies. The US job market continued to improve as the unemployment rate declined.

The US Federal Reserve (Fed), at its March meeting, increased its target range for the federal funds rate by 25 basis points to a range of 0.75%–1.00%. The Fed once again raised its target range a quarter point to 1.00%–1.25% at its June meeting. Despite low inflation, the Fed made its most recent decision amid signs of a strengthening labor market and moderately rising economic activity.

The 10-year US Treasury yield began the period at 2.36% and declined to 2.12% at period-end. Fixed income markets, as measured by the Bloomberg Barclays US Aggregate Bond Index, had a +2.74% total return for the six months ended August 31, 2017.1 Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, had a +3.79% total return for the six-month period.1

Since the end of the reporting period, the Fed has maintained its monetary policy stance. The Fed, at its September meeting, stated that although the labor market has continued to strengthen and economic activity has been rising moderately, inflation has remained low. Additionally, the Fed believes that the recent hurricanes are unlikely to materially alter the national economy over the medium term.

Franklin Tax-Free Trust’s semiannual report includes more detail about municipal bond market conditions and discussions from the portfolio managers. On our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds can provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us when

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Tax-Free Trust

Sheila Amoroso

Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of August 31, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Municipal Bond Market Overview

The municipal bond market outperformed the US Treasury market but underperformed the US stock market during the six-month period ended August 31, 2017. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +3.79% total return for the period, while US Treasuries, as measured by the Bloomberg Barclays US Treasury Index, posted a +2.41% return.1 US equities, as represented by the Standard & Poor’s® 500 Index, delivered a +5.65% return for the reporting period.1

According to Barclays, municipal issuance year to date declined 16.4% from $301.1 billion in 2016 to $251.8 billion.2 Muni funds continued to report inflows. Flows totaled approximately $4 billion in August, bringing year-to-date inflows to $17 billion.2 According to data from Lipper, inflows can be primarily attributed to flows into long-term and national funds. Strong demand, combined with diminished bond supply, continued to lead to strong performance of the municipal asset class.

In general, the US bond market performed well in both municipals and Treasuries as a variety of factors continued to cause demand for fixed income to soar. Investor skepticism about the strength of the US economy, consistent low readings on the inflation front, a lack of persistent wage growth, concern over North Korea’s nuclear ambitions and questions about the Trump administration’s ability to pass fiscal legislation have all led to a robust investment environment for municipals and US-based fixed income in general.

The Federal Reserve (Fed) raised its target range for the federal funds rate twice during the reporting period in March and June. The target range stood at 1.00%–1.25% at period-end. The Fed also increased the discount rate by 0.25% to 1.75% in June. The Fed decided to raise interest rates at its June meeting due to the strength of the US jobs market and continued economic growth.

The Fed issued a Federal Open Market Committee statement on July 26, 2017. In it, the Fed indicated that the labor market has continued to strengthen and that economic activity has been rising moderately so far during the year. The Committee also stated that on a 12-month basis, overall inflation and the measure excluding food and energy prices have declined. The Fed went on to say that inflation on a 12-month basis is expected to remain low in the near term but to stabilize around the Committee’s 2.0% objective over the medium term. Finally, the Committee stated that for the time being, it is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee expects to begin implementing its balance sheet normalization program relatively soon, provided that the economy evolves broadly as anticipated.

Several developments affected Puerto Rico bonds over the reporting period. Please visit franklintempleton.com/ investor/products/fund-resources/puerto-rico for the latest Puerto Rico updates from Franklin Templeton.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

2. Source: Goldman Sachs Securities Division, Bloomberg.

See www.franklintempletondatasources.com for additional data provider information.

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Investment Strategy and Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy with the objective of maximizing tax-free income and capital preservation by focusing on credit selection. We seek to maintain exposure to higher coupon securities, while balancing risk and return within each Fund’s range of allowable investments. We only purchase high yield securities in our high yield fund. We do not purchase high yield securities in our investment-grade funds, however if a security is downgraded we are not required to sell it. Our security selection process includes purchasing securities that we believe are undervalued in the market and which have met our credit selection criteria. We do not use leverage or derivatives, which could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Due to the positive sloping municipal yield curve, we found value in higher quality securities in the 15–30 year maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, in declining rate environments, our turnover declines as we maintain exposure to securities that are producing income that exceeds their replacement value in the market. However, when rates rise, our turnover increases as opportunities to purchase securities that have the potential to increase income in the portfolios become available. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Franklin Federal Intermediate-Term Tax-Free Income Fund

We are pleased to bring you Franklin Federal

Intermediate-Term Tax-Free Income Fund’s semiannual report for the period ended August 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Credit Quality Composition*

8/31/17

Ratings	% of Total Investments

AAA	18.17%

AA	60.44%

A	13.42%

BBB	1.19%

Refunded	6.76%

Not Rated	0.02%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.11 on February 28, 2017, to $12.30 on August 31, 2017. The Fund’s Class A shares paid dividends totaling 15.45 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’

Dividend Distributions*

3/1/17–8/31/17

	Dividend per Share (cents)
Month	Class A	Class C	Class R6**	Advisor Class
March	2.56	2.00	—	2.66
April	2.56	2.00	—	2.66
May	2.56	2.00	—	2.66
June	2.59	2.03	—	2.69
July	2.59	2.03	—	2.69
August	2.59	2.03	2.67	2.69
Total	15.45	12.09	2.67	16.05

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or capital gain once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 8/1/17, the Fund began offering Class R6 shares. See the prospectus for details.

distribution rate was 2.47%, based on an annualization of the 2.59 cent per share August dividend and the maximum offering price of $12.58 on August 31, 2017. An investor in the 2017 maximum federal income tax bracket of 43.40% (including 3.8% Medicare tax) would need to earn a distribution rate of 4.36% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 4 for more information.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or capital gain once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 36.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Portfolio Composition

8/31/17

% of Total Investments*
Utilities	23.2%
General Obligation	21.5%
Transportation	14.1%
Refunded**	11.2%
Subject to Government Appropriations	10.3%
Tax-Supported	8.7%
Hospital & Health Care	5.2%
Higher Education	4.7%
Other Revenue	1.1%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Thank you for your continued participation in Franklin Federal Intermediate-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of August 31, 2017

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]
A
6-Month	+2.86%	+0.54%
1-Year	+0.34%	-1.93%
5-Year	+11.59%	+1.75%
10-Year	+48.65%	+3.81%
Advisor[3]
6-Month	+2.99%	+2.99%
1-Year	+0.43%	+0.43%
5-Year	+12.21%	+2.33%
10-Year	+50.21%	+4.15%

Share Class	Distribution Rate[4]	Taxable Equivalent Distribution Rate[5]	30-Day Standardized Yield[6]	Taxable Equivalent 30-Day Standardized Yield[5]

A	2.47%	4.36%	1.04%	1.84%

Advisor	2.62%	4.63%	1.17%	2.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	8/31/17	8/1/17	2/28/17	Change
A (FKITX)	$12.30	N/A	$12.11	+$0.19
C (FCITX)	$12.33	N/A	$12.14	+$0.19
R6 (FITQX)	$12.33	$12.28	N/A	+$0.05
Advisor (FITZX)	$12.33	N/A	$12.13	+$0.20

Distributions (3/1/17–8/31/17)

Share Class	Net Investment Income
A	$0.1545
C	$0.1209
R6 (8/1/17–8/31/17)	$0.0267
Advisor	$0.1605

Total Annual Operating Expenses7

Share Class
A	0.66%
Advisor	0.56%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +52.18% and +4.92%.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/17.

5. Taxable equivalent distribution rate and yield assume the 2017 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value[1]	Ending Account Value 8/31/17	Expenses Paid During Period[2,3]	Ending Account Value 8/31/17	Expenses Paid During Period 3/1/17–8/31/17[3]	Annualized Expense Ratio

A	$1,000	$1,028.60	$3.37	$1,021.88	$3.36	0.66%
C	$1,000	$1,025.70	$6.13	$1,019.16	$6.11	1.20%
R6	$1,000	$1,006.20	$0.40	$1,022.79	$2.45	0.48%
Advisor	$1,000	$1,029.90	$2.87	$1,022.38	$2.85	0.56%

1. For Classes A, C and Advisor, 3/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 3/1/17 for Hypothetical.

2. For Classes A, C and Advisor, 3/1/17–8/31/17. For Class R6, 8/1/17–8/31/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. The multiplier is 30/365 for Actual Class R6 expenses to reflect the number of days since inception.

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Franklin Federal Limited-Term Tax-Free Income Fund

We are pleased to bring you Franklin Federal Limited-Term Tax-Free Income Fund’s semiannual report for the period ended August 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five years or less.

Credit Quality Composition*

8/31/17

Ratings	% of Total Investments
SP-1	2.43%
AAA	32.59%
AA	43.00%
A	17.96%
Refunded	4.02%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from SP-1 (highest) to SP-3 (lowest) for short-term bonds and from AAA (highest) to D (lowest) for long-term bonds. The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.37 on February 28, 2017, to $10.39 on August 31, 2017. The Fund’s Class A shares paid dividends totaling 4.20 cents per share for the reporting period.2 The Performance Summary beginning on page 12 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 0.79%, based on an annualization of the

Dividend Distributions*

3/1/17–8/31/17

	Dividend per Share (cents)
Month	Class A	Class R6**	Advisor Class
March	0.70	—	0.83
April	0.70	—	0.83
May	0.70	—	0.83
June	0.70	—	0.83
July	0.70	—	0.83
August	0.70	0.83	0.83
Total	4.20	0.83	4.98

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or capital gain once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 8/1/17, the Fund began offering Class R6 shares. See the prospectus for details.

0.70 cent per share August dividend and the maximum offering price of $10.63 on August 31, 2017. An investor in the 2017 maximum federal income tax bracket of 43.40% (including 3.8% Medicare tax) would need to earn a distribution rate of 1.40% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 4 for more information.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or capital gain once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 58.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Portfolio Composition

8/31/17

% of Total Investments*
General Obligation	34.1%
Utilities	14.4%
Transportation	13.3%
Refunded**	13.0%
Higher Education	11.0%
Subject to Government Appropriations	5.6%
Tax-Supported	2.6%
Other Revenue	2.2%
Hospital & Health Care	1.9%
Housing	1.9%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Performance Summary as of August 31, 2017

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+0.60%	-1.68%
1-Year	+0.49%	-1.77%
5-Year	+3.25%	+0.19%
10-Year	+23.69%	+1.91%

Advisor[4]
6-Month	+0.58%	+0.58%
1-Year	+0.55%	+0.55%
5-Year	+4.03%	+0.79%
10-Year	+24.78%	+2.24%

	Distribution Rate[5]	Taxable Equivalent Distribution Rate[6]	30 Day Standardized Yield[7]		Taxable Equivalent 30-Day Standardized Yield[6]
Share Class			(with waiver)	(without waiver)	(with waiver)	(without waiver)

A	0.79%	1.40%	0.49%	0.43%	0.87%	0.76%

Advisor	0.96%	1.70%	0.66%	0.58%	1.17%	1.02%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	8/31/17	8/1/17	2/28/17	Change
A (FFTFX)	$10.39	N/A	$10.37	+$0.02
R6 (FFTRX)	$10.38	$10.37	N/A	+$0.01
Advisor (FTFZX)	$10.38	N/A	$10.37	+$0.01

Distributions (3/1/17–8/31/17)

Share Class	Net Investment Income
A	$0.0420
R6 (8/1/17–8/31/17)	$0.0083
Advisor	$0.0498

Total Annual Operating Expenses8

Share Class	With Waiver	Without Waiver
A	0.63%	0.70%
Advisor	0.48%	0.55%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 6/30/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 2/1/11 (commencement of sales), the cumulative and average annual total return of Advisor Class shares were +10.56% and +1.54%.

5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/17.

6. Taxable equivalent distribution rate and yield assume the 2017 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	13

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value[1]	Ending Account Value 8/31/17	Expenses Paid During Period[2,3]	Ending Account Value 8/31/17	Expenses Paid During Period 3/1/17–8/31/17[3]	Net Annualized Expense Ratio

A	$1,000	$1,006.00	$3.19	$1,022.03	$3.21	0.63%
R6	$1,000	$1,001.80	$0.35	$1,023.04	$2.19	0.43%
Advisor	$1,000	$1,005.80	$2.43	$1,022.79	$2.45	0.48%

1. For Classes A and Advisor, 3/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 3/1/17 for Hypothetical.

2. For Classes A and Advisor, 3/1/17–8/31/17. For Class R6, 8/1/17–8/31/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. The multiplier is 30/365 for Actual Class R6 expenses to reflect the number of days since inception.

14	Semiannual Report	franklintempleton.com

Franklin High Yield Tax-Free Income Fund

We are pleased to bring you Franklin High Yield Tax-Free Income Fund’s semiannual report for the period ended August 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high current yield exempt from federal income taxes by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with the Fund’s principal investment goal.

Credit Quality Composition*

8/31/17

Ratings	% of Total Investments

AAA	6.83%

AA	17.29%

A	29.91%

BBB	19.11%

Below Investment Grade	9.88%

Refunded	9.38%

Not Rated	7.60%

* Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.25 on February 28, 2017, to $10.30 on August 31, 2017. The Fund’s Class A shares paid dividends totaling 22.72 cents per share for the reporting period.2 The Performance Summary beginning on page 17 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.09%, based on an annualization of the

Dividend Distributions*

3/1/17–8/31/17

	Dividend per Share (cents)
Month	Class A	Class C	Class R6**	Advisor Class
March	3.87	3.39	—	3.95
April	3.87	3.39	—	3.95
May	3.82	3.34	—	3.90
June	3.77	3.28	—	3.85
July	3.72	3.23	—	3.80
August	3.67	3.18	3.67	3.75
Total	22.72	19.81	3.67	23.20

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or capital gain once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 8/1/17, the Fund began offering Class R6 shares. See the prospectus for details.

3.67 cent per share August dividend and the maximum offering price of $10.76 on August 31, 2017. An investor in the 2017 maximum federal income tax bracket of 43.40% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.23% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or capital gain once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 71.

franklintempleton.com	Semiannual Report	15

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Portfolio Composition

8/31/17

% of Total Investments*
Utilities	18.9%
Refunded**	18.0%
Transportation	16.5%
Hospital & Health Care	14.8%
General Obligation	7.3%
Tax-Supported	6.2%
Corporate-Backed	5.1%
Other Revenue	4.6%
Subject to Government Appropriations	4.1%
Higher Education	2.6%
Housing	1.9%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

shareholders. Please read the Investment Strategy and Manager’s Discussion on page 4 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

The Fund continued to seek high, current, tax-free income for its shareholders during the reporting period. Consistent with our strategy, the Fund did not use leverage or credit derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Semiannual Report	franklintempleton.com

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Performance Summary as of August 31, 2017

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
6-Month	+2.73%	-1.59%
1-Year	-0.90%	-5.10%
5-Year	+17.39%	+2.37%
10-Year	+58.31%	+4.25%

Advisor
6-Month	+2.67%	+2.67%
1-Year	-0.89%	-0.89%
5-Year	+18.00%	+3.37%
10-Year	+59.92%	+4.81%

Share Class	Distribution Rate[3]	Taxable Equivalent Distribution Rate[4]	30-Day Standardized Yield[5]	Taxable Equivalent 30-Day Standardized Yield[4]

A	4.09%	7.23%	2.15%	3.80%

Advisor	4.35%	7.69%	2.36%	4.17%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	17

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	8/31/17	8/1/2017	2/28/17	Change
A (FRHIX)	$10.30	N/A	$10.25	+$0.05
C (FHYIX)	$10.49	N/A	$10.44	+$0.05
R6 (FHYRX)	$10.34	$10.31	N/A	+$0.03
Advisor (FHYVX)	$10.34	N/A	$10.30	+$0.04

Distributions (3/1/17–8/31/17)

Share Class	Net Investment Income
A	$0.2272
C	$0.1981
R6 (8/1/17–8/31/17)	$0.0367
Advisor	$0.2320

Total Annual Operating Expenses6

Share Class
A	0.64%
Advisor	0.54%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower rated bonds include higher risk of default and loss of principal. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/17.

4. Taxable equivalent distribution rate and yield assume the 2017 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

18	Semiannual Report	franklintempleton.com

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value[1]	Ending Account Value 8/31/17	Expenses Paid During Period[2,3]	Ending Account Value 8/31/17	Expenses Paid During Period 3/1/17–8/31/17[3]	Annualized Expense Ratio

A	$1,000	$1,027.30	$3.27	$1,021.98	$3.26	0.64%
C	$1,000	$1,024.00	$6.07	$1,019.21	$6.06	1.19%
R6	$1,000	$1,006.50	$0.40	$1,022.79	$2.45	0.48%
Advisor	$1,000	$1,026.70	$2.76	$1,022.48	$2.75	0.54%

1. For Classes A, C and Advisor, 3/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 3/1/17 for Hypothetical.

2. For Classes A, C and Advisor, 3/1/17–8/31/17. For Class R6, 8/1/17–8/31/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. The multiplier is 30/365 for Actual Class R6 expenses to reflect the number of days since inception.

franklintempleton.com	Semiannual Report	19

Franklin Massachusetts Tax-Free Income Fund

We are pleased to bring you Franklin Massachusetts Tax-Free Income Fund’s semiannual report for the period ended August 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Composition*

8/31/17

Ratings	% of Total Investments

AAA	8.35%

AA	56.72%

A	20.80%

Refunded	14.13%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.63 on February 28, 2017, to $11.80 on August 31, 2017. The Fund’s Class A shares paid dividends totaling 18.52 cents per share for the reporting period.2 The Performance Summary beginning on page 22 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.82%, based on an annualization of the 2.90 cent per share August dividend and the maximum offering price of $12.32 on August 31, 2017. An investor in the 2017 maximum combined effective federal and Massachusetts personal income tax bracket of 46.48% (including 3.8%

Dividend Distributions*

3/1/17–8/31/17

	Dividend per Share (cents)
Month	Class A	Class C	Class R6**	Advisor Class
March	3.15	2.61	—	3.24
April	3.15	2.61	—	3.24
May	3.15	2.61	—	3.24
June	3.15	2.60	—	3.24
July	3.02	2.47	—	3.11
August	2.90	2.35	2.92	2.99
Total	18.52	15.25	2.92	19.06

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or capital gain once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 8/1/17, the Fund began offering Class R6 shares. See the prospectus for details.

Medicare tax) would need to earn a distribution rate of 5.27% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Commonwealth Update

Massachusetts’ economy continued to expand during the six months under review. The commonwealth’s economic fundamentals and key anchors, which center on higher education, technology and health care, continued to spur expansion. Massachusetts’ unemployment rate rose from 3.4% in February 2017 to 4.2% at period-end, yet remained below

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or capital gain once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 99.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

the 4.4% national average, as more people started looking for jobs.3 These mostly positive economic developments supported home prices.

Portfolio Composition

8/31/17

% of Total Investments*
Higher Education	17.2%
Refunded**	14.3%
Transportation	13.2%
Tax-Supported	13.1%
Hospital & Health Care	12.8%
General Obligation	11.0%
Housing	8.0%
Utilities	6.8%
Other Revenue	3.6%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Massachusetts continued to operate with thin operating margins and has needed several rounds of mid-year budget adjustments over the past three years, despite a prolonged period of economic expansion and generally positive revenue trends. The commonwealth’s revenues for fiscal year (FY) 2017 (ended June 30, 2017) were below expectations, due to lower-than-expected business and income tax payments. The enacted FY 2017 budget increased funding for local aid, education, workforce training and homelessness, child and family welfare, and opioid abuse prevention services without raising taxes. The enacted budget for FY 2018 brought spending in line with revenues, and included a projected deposit of excess capital gains into the budget stabilization fund (BSF) with reduced reliance on one-time solutions.

Massachusetts’ debt levels ranked among the nation’s highest, with net tax-supported debt at 9.8% of personal income and $5,983 per capita, compared with the 2.5% and $1,006 national medians, respectively.4 Independent credit rating agency Standard & Poor’s (S&P) assigned Massachusetts’ general obligation bonds a rating of AA with a stable outlook, citing the commonwealth’s timely monitoring of revenues and expenditures and swift action when needed; strong financial, debt and budget management policies; and modest BSF balance.5 Furthermore, S&P cited the commonwealth’s diverse economy and high wealth and income levels. The stable outlook reflected S&P’s view that the commonwealth’s strong economic growth and proactive management would allow it to continue to manage its budgetary pressures amid mid-year budget shortfalls, albeit with some continued use of one-time measures to balance the budget.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 3 for more information.

Thank you for your continued participation in Franklin Massachusetts Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, State Government - US: Medians - Total State Debt Remains Essentially Flat in 2017, 5/3/17.

5. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Performance Summary as of August 31, 2017

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
6-Month	+3.08%	-1.34%
1-Year	+0.46%	-3.82%
5-Year	+14.65%	+1.88%
10-Year	+48.42%	+3.58%

Advisor[3]
6-Month	+3.12%	+3.12%
1-Year	+0.56%	+0.56%
5-Year	+15.21%	+2.87%
10-Year	+49.61%	+4.11%

Share Class	Distribution Rate[4]	Taxable Equivalent Distribution Rate[5]	30-Day Standardized Yield[6]	Taxable Equivalent 30-Day Standardized Yield[5]
A	2.82%	5.27%	1.43%	2.67%
Advisor	3.04%	5.68%	1.61%	3.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 23 for Performance Summary footnotes.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	8/31/17	8/1/17	2/28/17	Change
A (FMISX)	$11.80	N/A	$11.63	+$	0.17
C (FMAIX)	$11.94	N/A	$11.77	+$	0.17
R6 (FKTMX)	$11.80	$11.76	N/A	+$	0.04
Advisor (N/A)	$11.80	N/A	$11.63	+$	0.17

Distributions (3/1/17–8/31/17)

Share Class	Net Investment Income
A	$0.1852
C	$0.1525
R6 (8/1/17–8/31/17)	$0.0292
Advisor	$0.1906

Total Annual Operating Expenses7

Share Class
A	0.67%
Advisor	0.57%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +44.72% and +4.63%.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/17.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/19/17 for the maximum combined effective federal and Massachusetts personal income tax rate of 46.48%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value[1]	Ending Account Value 8/31/17	Expenses Paid During Period[2,3]	Ending Account Value 8/31/17	Expenses Paid During Period 3/1/17–8/31/17[3]	Annualized Expense Ratio

A	$1,000	$1,030.80	$3.43	$1,021.83	$3.41	0.67%
C	$1,000	$1,027.60	$6.24	$1,019.06	$6.21	1.22%
R6	$1,000	$1,005.90	$0.44	$1,022.53	$2.70	0.53%
Advisor	$1,000	$1,031.20	$2.92	$1,022.33	$2.91	0.57%

1. For Classes A, C and Advisor, 3/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 3/1/17 for Hypothetical.

2. For Classes A, C and Advisor, 3/1/17–8/31/17. For Class R6, 8/1/17–8/31/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. The multiplier is 30/365 for Actual Class R6 Class expenses to reflect the number of days since inception.

24	Semiannual Report	franklintempleton.com

Franklin New Jersey Tax-Free Income Fund

This semiannual report for Franklin New Jersey Tax-Free Income Fund covers the period ended August 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Composition*

8/31/17

Ratings	% of Total Investments
AAA	8.35%
AA	28.15%
A	39.56%
BBB	4.63%
Below Investment Grade	1.87%
Refunded	17.44%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.45 on February 28, 2017, to $11.40 on August 31, 2017. The Fund’s Class A shares paid dividends totaling 21.96 cents per share for the reporting period.2 The Performance Summary beginning on page 28 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.34%, based on an annualization of the 3.31 cent per share August dividend and the maximum offering price of $11.91 on August 31, 2017. An investor in the 2017

Dividend Distributions*

3/1/17–8/31/17

	Dividend per Share (cents)
Month	Class A	Class C	Class R6**	Advisor Class
March	3.70	3.16	—	3.79
April	3.75	3.21	—	3.84
May	3.80	3.26	—	3.89
June	3.80	3.27	—	3.89
July	3.60	3.07	—	3.69
August	3.31	2.78	3.32	3.40
Total	21.96	18.75	3.32	22.50

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or capital gain once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 8/1/17, the Fund began offering Class R6 shares. See the prospectus for details.

maximum combined effective federal and New Jersey personal income tax bracket of 48.82% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.53% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

State Update

During the six months under review, New Jersey’s economy grew at a slower pace than the nation’s. The state’s unemployment rate fluctuated throughout the period, beginning

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or capital gain once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 106.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

at 4.5% in February 2017, but ending unchanged at 4.5%, slightly higher than the nation’s 4.4% unemployment rate.3 Despite increased homebuilding and higher home prices, the housing market continued to be a challenge to the state as the foreclosure rate remained among the nation’s highest.

Portfolio Composition

8/31/17

% of Total Investments*
Refunded**	19.7%
Transportation	18.0%
Subject to Government Appropriations	17.7%
Higher Education	15.6%
Hospital & Health Care	12.6%
Utilities	6.1%
Housing	5.4%
Other Revenue	3.3%
General Obligation	1.3%
Tax-Supported	0.3%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

The state’s revenue growth for fiscal year (FY) 2017 (ended June 30, 2017) was in line with the updated budget forecast, due to strengthening income tax and sales tax collection in the period’s second half. The FY 2018 budget’s revenue assumption is considerably higher than anticipated FY 2017’s revenue growth. Other than pension underfunding, the state’s reliance on nonrecurring measures remains relatively low; however, asset sales and legal settlements included in the FY 18 budget added a budget risk. Despite the underfunding, a significant increase in the pension contribution accounted for nearly half of the total budget growth. The state also provided a broad-based tax relief and increased pre-K to K-12 education funding, while keeping higher education spending relatively flat.

New Jersey’s debt levels ranked among the nation’s highest, with net tax-supported debt at 7.3% of personal income and $4,388 per capita, compared with the 2.5% and $1,006 national medians, respectively.4 Independent credit rating agency Moody’s Investors Service downgraded New Jersey’s general obligation debt rating from A2 to A3 with a stable outlook, based on its view of the state’s weak budgetary condition and liquidity position, structural imbalance, moderate economic growth, high debt position and growing unfunded pension liability.5 These challenges were somewhat offset by New Jersey’s diverse economy and high wealth levels, as well as the governor’s broad powers to reduce expenditures. The stable outlook reflected Moody’s expectation that the state’s current rating is well-positioned for the next 12 to 18 months aided by solid economic performance and the expectation that any FY 2017 budget gaps would remain manageable. However, in the longer term, Moody’s believes that the state’s budget could be challenged by growing pension contributions amid a low revenue growth environment.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 3 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin New Jersey Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, State Government - US: Medians - Total State Debt Remains Essentially Flat in 2017, 5/3/17.

5. This does not indicate Moody’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Performance Summary as of August 31, 2017

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
6-Month	+1.50%	-2.83%
1-Year	-0.51%	-4.75%
5-Year	+9.00%	+0.86%
10-Year	+44.07%	+3.27%

Advisor[3]
6-Month	+1.55%	+1.55%
1-Year	-0.42%	-0.42%
5-Year	+9.62%	+1.85%
10-Year	+45.48%	+3.82%

Share Class	Distribution Rate[4]	Taxable Equivalent Distribution Rate[5]	30-Day Standardized Yield[6]	Taxable Equivalent 30-Day Standardized Yield[5]
A	3.34%	6.53%	1.69%	3.30%
Advisor	3.58%	6.99%	1.87%	3.65%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 30 for Performance Summary footnotes.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	8/31/17	8/1/17	2/28/17	Change
A (FRNJX)	$11.40	N/A	$11.45	-$0.05
C (FNIIX)	$11.55	N/A	$11.60	-$0.05
R6 (FNJRX)	$11.41	$11.37	N/A	+$ 0.04
Advisor (FNJZX)	$11.41	N/A	$11.46	-$0.05

Distributions (3/1/17–8/31/17)

Share Class	Net Investment Income
A	$0.2196
C	$0.1875
R6 (8/1/17–8/31/17)	$0.0332
Advisor	$0.2250

Total Annual Operating Expenses7

Share Class
A	0.65%
Advisor	0.55%

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +41.44% and +3.85%.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/17.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/19/17 for the maximum combined effective federal and New Jersey personal income tax rate of 48.82%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

30	Semiannual Report	franklintempleton.com

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value[1]	Ending Account Value 8/31/17	Expenses Paid During Period[2,3]	Ending Account Value 8/31/17	Expenses Paid During Period 3/1/17–8/31/17[3]	Annualized Expense Ratio

A	$1,000	$1,015.00	$3.25	$1,021.98	$3.26	0.64%
C	$1,000	$1,012.00	$6.03	$1,019.21	$6.06	1.19%
R6	$1,000	$1,006.40	$0.40	$1,022.74	$2.50	0.49%
Advisor	$1,000	$1,015.50	$2.74	$1,022.48	$2.75	0.54%

1. For Classes A, C and Advisor, 3/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 3/1/17 for Hypothetical.

2. For Classes A, C and Advisor, 3/1/17–8/31/17. For Class R6, 8/1/17–8/31/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. The multiplier is 30/365 for Actual Class R6 expenses to reflect the number of days since inception.

franklintempleton.com	Semiannual Report	31

FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin Federal Intermediate-Term Tax-Free Income Fund

	Six Months Ended August 31, 2017 (unaudited)	Year Ended February 28,
		2017	2016[a]	2015	2014	2013
Class A

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.11	$12.50	$12.44	$12.21	$12.59	$12.39

Income from investment operations[b]:
Net investment income[c]	0.15	0.31	0.31	0.32	0.34	0.34
Net realized and unrealized gains (losses)	0.19	(0.40)	0.06	0.23	(0.38)	0.19
Total from investment operations	0.34	(0.09)	0.37	0.55	(0.04)	0.53
Less distributions from net investment income	(0.15)	(0.30)	(0.31)	(0.32)	(0.34)	(0.33)
Net asset value, end of period	$12.30	$12.11	$12.50	$12.44	$12.21	$12.59

Total return[d]	2.86%	(0.70)%	3.03%	4.58%	(0.29)%	4.35%

Ratios to average net assets[e]
Expenses.	0.66%	0.66%	0.66%	0.68%	0.65%	0.65%
Net investment income	2.52%	2.48%	2.54%	2.59%	2.81%	2.71%

Supplemental data
Net assets, end of period (000’s)	$1,916,538	$1,929,083	$2,017,642	$1,828,050	$1,747,118	$2,252,973
Portfolio turnover rate	4.18%	8.98%	6.62%	4.10%	9.30%	1.81%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

32	Semiannual Report	The accompanying notes are an integral part of these financial statement.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2017 (unaudited)	Year Ended February 28,
		2017	2016[a]	2015	2014	2013
Class C

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.14	$12.53	$12.47	$12.24	$12.62	$12.42

Income from investment operations[b]:
Net investment income[c]	0.12	0.24	0.25	0.25	0.27	0.27
Net realized and unrealized gains (losses)	0.19	(0.39)	0.05	0.24	(0.38)	0.19
Total from investment operations	0.31	(0.15)	0.30	0.49	(0.11)	0.46
Less distributions from net investment income	(0.12)	(0.24)	(0.24)	(0.26)	(0.27)	(0.26)
Net asset value, end of period	$12.33	$12.14	$12.53	$12.47	$12.24	$12.62

Total return[d]	2.57%	(1.26)%	2.47%	4.00%	(0.83)%	3.77%

Ratios to average net assets[e]
Expenses.	1.20%	1.21%	1.21%	1.23%	1.20%	1.20%
Net investment income	1.98%	1.93%	1.99%	2.04%	2.26%	2.16%

Supplemental data
Net assets, end of period (000’s)	$391,719	$425,649	$469,355	$456,698	$453,176	$548,013
Portfolio turnover rate	4.18%	8.98%	6.62%	4.10%	9.30%	1.81%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

franklintempleton.com	The accompanying notes are an integral part of these financial statement.	Semiannual Report	33

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

Period Ended August 31, 2017 (unaudited)[a]
Class R6
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.28

Income from investment operations[b]:
Net investment income[c]	0.03
Net realized and unrealized gains (losses)	0.05
Total from investment operations	0.08
Less distributions from net investment income	(0.03)
Net asset value, end of period	$12.33

Total return[d]	0.62%

Ratios to average net assets[e]
Expenses	0.48%
Net investment income	2.70%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	4.18%

aFor the period August 1, 2017 (effective date) to August 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

34	Semiannual Report	The accompanying notes are an integral part of these financial statement.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2017 (unaudited)	Year Ended February 28,
		2017	2016[a]	2015	2014	2013
Advisor Class

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$12.13	$12.52	$12.47	$12.24	$12.61	$12.41

Income from investment operations[b]:
Net investment income[c]	0.16	0.32	0.33	0.33	0.36	0.35
Net realized and unrealized gains (losses)	0.20	(0.39)	0.04	0.24	(0.38)	0.20
Total from investment operations	0.36	(0.07)	0.37	0.57	(0.02)	0.55
Less distributions from net investment income	(0.16)	(0.32)	(0.32)	(0.34)	(0.35)	(0.35)
Net asset value, end of period	$12.33	$12.13	$12.52	$12.47	$12.24	$12.61

Total return[d]	2.99%	(0.61)%	3.05%	4.67%	(0.11)%	4.45%

Ratios to average net assets[e]
Expenses.	0.56%	0.56%	0.56%	0.58%	0.55%	0.55%
Net investment income	2.62%	2.58%	2.64%	2.69%	2.91%	2.81%

Supplemental data
Net assets, end of period (000’s)	$2,157,732	$1,986,241	$2,019,784	$2,285,627	$1,798,459	$1,146,322
Portfolio turnover rate	4.18%	8.98%	6.62%	4.10%	9.30%	1.81%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

franklintempleton.com	The accompanying notes are an integral part of these financial statement.	Semiannual Report	35

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2017 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund

	Principal Amount	Value
Municipal Bonds 94.9%
Alabama 2.5%
Alabama State Public School and College Authority Revenue,
Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$8,279,325
Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	25,000,000	30,183,000
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	3,891,469
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	3,885,106
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	3,884,046
[a]East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put, Series A, Pre-Refunded, 5.25%, 9/01/18	10,000,000	10,434,200
Mandatory Put, Series B, Pre-Refunded, 5.50%, 9/01/18	13,500,000	14,119,245
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Infirmary Health System Inc., Series A, 5.00%, 2/01/27	4,920,000	5,801,959
Infirmary Health System Inc., Series A, 5.00%, 2/01/28	5,000,000	5,838,800
Shelby County Board of Education Revenue,
Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	5,883,308
Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	6,183,891
Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,661,196
Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,627,795

		110,673,340

Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 5.00%, 9/01/19	3,650,000	3,925,904

Arizona 4.5%
Arizona Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/20	500,000	520,125
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/21	500,000	520,125
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, 5.00%, 2/01/27	6,000,000	6,605,760
Arizona Health Facilities Authority Revenue,
Banner Health, Series D, Pre-Refunded, 5.50%, 1/01/22	5,000,000	5,075,250
Banner Health, Series D, Pre-Refunded, 5.00%, 1/01/23	5,000,000	5,067,300
Arizona School Facilities Board COP, Pre-Refunded, 5.25%, 9/01/19	10,000,000	10,434,200
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,119,006
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	10,872,600
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	44,470,806
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,229,052
Arizona State School Facilities Board COP, Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19	16,185,000	17,495,014
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29	10,920,000	13,083,034
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,711,200
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,711,200
Mesa Utility Systems Revenue,
Refunding, 5.00%, 7/01/28	1,500,000	1,833,630
Refunding, 5.00%, 7/01/29	2,500,000	3,033,725
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/19	1,900,000	2,037,028
junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,439,581
junior lien, Series A, 5.00%, 7/01/21	4,200,000	4,658,388

36	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Pima County Regional Transportation Excise Tax Revenue,
Pima County Regional Transportation Fund, 5.00%, 6/01/24	$3,385,000	$4,050,220
Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	8,517,060
Pima County Sewer System Revenue,
Series B, Pre-Refunded, 5.00%, 7/01/24	6,030,000	6,914,480
Series B, Pre-Refunded, 5.00%, 7/01/25	4,500,000	5,160,060
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,150,160
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/26	2,580,000	3,190,222
Refunding, 5.00%, 7/01/27	2,000,000	2,450,120
Refunding, 5.00%, 7/01/28	3,325,000	4,046,325
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	2,000,000	2,178,300

		201,573,971

Arkansas 0.1%
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,827,600

California 9.9%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area Toll Bridge, Subordinate, Refunding, Series S-7, 4.00%, 4/01/31	7,000,000	7,750,330
San Francisco Bay Area Toll Bridge, Subordinate, Refunding, Series S-7, 4.00%, 4/01/33	5,000,000	5,461,000
California State GO,
Refunding, 5.00%, 8/01/21	55,000	55,162
Various Purpose, 5.50%, 4/01/21	20,000,000	21,450,000
Various Purpose, 5.25%, 10/01/23	25,050,000	29,284,953
Various Purpose, 5.25%, 10/01/24	9,780,000	11,424,898
Various Purpose, 5.25%, 10/01/25	5,000,000	5,836,600
Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	17,459,550
Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	17,874,450
Various Purpose, Refunding, 5.00%, 8/01/30	25,000,000	30,405,500
Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	12,020,700
Various Purpose, XLCA Insured, Pre-Refunded, 5.00%, 11/01/22	4,805,000	4,836,665
California State Health Facilities Financing Authority Revenue,
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	527,405
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,231,950
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,473,800
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	14,625,780
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,239,920
Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,839,253
Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	6,232,360
Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,481,110
Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,475,950
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/18	5,605,000	5,874,376
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/19	10,000,000	10,909,300
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/21	15,055,000	16,346,870
Various Capital Projects, Series I, 5.00%, 11/01/18	4,000,000	4,194,720
Various Capital Projects, Series I, Pre-Refunded, 5.25%, 11/01/20	5,000,000	5,472,750
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,070,396
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,718,442
Sutter Health, Refunding, Series A, 5.25%, 8/15/24.	4,000,000	4,490,320

franklintempleton.com	Semiannual Report	37

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
El Dorado Irrigation District COP,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/22	$2,610,000	$2,813,998
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/23	2,860,000	3,097,008
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24	5,660,000	6,503,283
Refunding, 5.00%, 8/01/25	4,765,000	5,469,029
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26	11,025,000	13,046,323
Power System, Refunding, Series B, 5.00%, 7/01/31	8,220,000	10,071,884
Power System, Series B, 5.25%, 7/01/24	16,870,000	18,197,500
Power System, Series B, Pre-Refunded, 5.25%, 7/01/24	130,000	140,205
Power System, Series C, 5.00%, 7/01/32	4,615,000	5,677,142
Power System, Series C, 5.00%, 7/01/33	3,960,000	4,848,070
Power System, Series C, 5.00%, 7/01/34	4,080,000	4,971,031
Los Angeles Municipal Improvement Corp. Lease Revenue,
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/18	2,495,000	2,558,797
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/19	3,180,000	3,397,130
Los Angeles USD, GO, Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,100,341
Orange County Airport Revenue,
Series B, 5.00%, 7/01/20	3,465,000	3,731,909
Series B, 5.00%, 7/01/21	7,545,000	8,124,758
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34	10,605,000	12,313,784
Refunding, Series A, 5.00%, 8/01/35	11,000,000	12,730,080
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	25,314,688
San Francisco City and County COP,
Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/25	4,000,000	4,242,040
Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/26	2,500,000	2,661,375
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/21	10,000,000	10,027,200
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,027,000
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%, 1/01/23	8,000,000	8,467,280

		443,596,365

Colorado 1.1%
Denver City and County Airport System Revenue,
Subordinate, Series B, 5.25%, 11/15/26	5,000,000	6,009,550
Subordinate, Series B, 5.25%, 11/15/27	4,250,000	5,097,068
Denver City and County Excise Tax Revenue, Series A, AGMC Insured, ETM, 5.00%, 9/01/20	10,090,000	11,293,434
Denver City and County School District No. 1 GO, Refunding, 4.00%, 12/01/31	9,000,000	9,865,530
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	1,680,000	1,734,348
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	16,573,340

		50,573,270

Connecticut 1.3%
Connecticut State GO,
Series E, 5.00%, 8/15/25	11,295,000	12,999,754
Series E, 5.00%, 8/15/26	18,585,000	21,245,629
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%, 1/01/28	10,000,000	11,392,700

38	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
University of Connecticut GO,
Series A, 5.00%, 3/15/29	$2,000,000	$2,344,860
Series A, 5.00%, 3/15/30	3,075,000	3,587,418
Series A, 5.00%, 3/15/31	5,025,000	5,812,819

		57,383,180

District of Columbia 0.3%
Washington Metropolitan Area Transit Authority Gross Revenue,
Series B, 5.00%, 7/01/31	5,000,000	6,116,400
Series B, 5.00%, 7/01/32	5,750,000	7,000,165

		13,116,565

Florida 6.8%
Broward County Water and Sewer Utility Revenue,
Refunding, Series B, 5.00%, 10/01/24	6,000,000	7,069,500
Refunding, Series B, 5.00%, 10/01/25	6,325,000	7,449,079
Clearwater City Water and Sewer Revenue, Refunding, 5.00%, 12/01/33	5,520,000	6,676,937
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series E, 4.00%, 6/01/33	11,855,000	12,812,173
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,700,785
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,964,080
JEA Water and Sewer System Revenue,
Refunding, Series A, 5.00%, 10/01/26	2,985,000	3,582,478
Refunding, Series A, 5.00%, 10/01/27	10,505,000	12,550,113
Refunding, Series A, 5.00%, 10/01/29	2,470,000	2,937,398
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	7,150,998
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 4.25%, 10/01/18	6,920,000	7,161,646
Miami International Airport, Refunding, Series A, 4.50%, 10/01/19	4,805,000	5,147,548
Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,575,650
Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,566,231
Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,472,919
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 2/01/23	12,115,000	12,823,243
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	2,250,000	2,637,653
5.00%, 7/01/25	3,000,000	3,515,340
5.00%, 7/01/26	4,000,000	4,685,080
5.00%, 7/01/27	4,000,000	4,683,040
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,804,850
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/27	1,000,000	1,206,230
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/28	1,000,000	1,196,350
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/30	2,875,000	3,393,592
Orange County Tourist Development Tax Revenue, Refunding, 4.00%, 10/01/32	25,000,000	27,535,250
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24	2,405,000	2,956,707
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,492,260
Refunding, Series A, 4.00%, 10/01/31	1,500,000	1,655,910
Refunding, Series A, 4.00%, 10/01/32	2,515,000	2,753,095
Refunding, Series A, 4.00%, 10/01/33	6,770,000	7,376,930

franklintempleton.com	Semiannual Report	39

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 7/01/23	$10,000,000	$12,060,900
Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	17,442,876
Palm Beach County School Board COP, Master Lease Purchase Agreement, Refunding, Series B, 5.00%, 8/01/25	4,000,000	4,928,960
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	19,914,103
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28	1,240,000	1,486,884
Pasco County Solid Waste Disposal and Resource Recovery System Revenue,
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	9,490,000	9,716,526
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	10,455,000	10,704,561
Port St. Lucie Utility System Revenue,
Refunding, 4.00%, 9/01/30	2,500,000	2,716,175
Refunding, 4.00%, 9/01/31	4,135,000	4,468,736
Sarasota County Utility System Revenue,
Refunding, Series B, 5.00%, 10/01/32	1,640,000	1,937,824
Refunding, Series B, 4.00%, 10/01/34	2,730,000	2,934,914
Refunding, Series B, 4.00%, 10/01/35	1,000,000	1,069,590
Refunding, Series B, 4.00%, 10/01/36	2,000,000	2,131,420
Refunding, Series B, 4.00%, 10/01/37	2,670,000	2,835,113
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/19	5,000,000	5,015,350
Tohopekaliga Water Authority Utility System Revenue, Refunding, 4.00%, 10/01/32	5,000,000	5,427,450

		305,324,447

Georgia 1.7%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27	7,000,000	8,383,060
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28	5,100,000	6,073,947
Atlanta Tax Allocation,
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/20	1,500,000	1,513,455
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/21	1,000,000	1,008,940
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26	5,165,000	6,358,167
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20	2,875,000	3,121,215
Refunding, Series B, AGMC Insured, 5.00%, 11/01/21	3,100,000	3,364,802
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/20	5,700,000	6,195,786
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/21	6,130,000	6,663,187
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28	3,785,000	4,499,419
Spelman College, Refunding, 5.00%, 6/01/29	4,385,000	5,168,468
Spelman College, Refunding, 5.00%, 6/01/30	4,805,000	5,637,658
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/27	1,750,000	2,115,890
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/28	2,100,000	2,531,235
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/29	2,000,000	2,392,140
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/30	1,000,000	1,187,790
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	10,832,900

		77,048,059

40	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Hawaii 1.5%
Hawaii State GO,
Series EO, 5.00%, 8/01/28	$25,000,000	$29,866,000
Series FB, 5.00%, 4/01/27	10,000,000	12,413,900
Series FG, 4.00%, 10/01/32	18,285,000	20,232,170
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Refunding, Senior Series B, 4.00%, 7/01/30	1,500,000	1,690,980

		64,203,050

Illinois 1.6%
Chicago O’Hare International Airport Revenue, General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/22	5,215,000	5,707,922
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,809,959
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	14,033,371
Illinois State Finance Authority Revenue,
Northwestern University, 5.00%, 12/01/28	1,675,000	2,112,929
Rush University Medical Center Obligated Group, Series A, Pre-Refunded, 6.75%, 11/01/24	5,000,000	5,335,800
Illinois State GO,
MAC Insured, 5.00%, 2/01/26	5,650,000	6,282,800
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	19,891,800
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, Pre-Refunded, 5.00%, 6/15/23	600,000	705,186
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community Unit School District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	11,109,437

		71,989,204

Kansas 0.2%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,685,200

Kentucky 0.9%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	6,000,000	6,668,700
Kentucky State Infrastructure Authority Revenue, Wastewater and Drinking Water Revolving Fund, Refunding, Series A, 5.00%, 2/01/28	2,500,000	3,064,400
Kentucky State Property and Buildings Commission Revenue, Project No. 87, Refunding, NATL Insured, 5.00%, 3/01/23	195,000	195,521
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	2,570,000	3,162,462
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/27	2,000,000	2,464,240
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/28	3,000,000	3,661,020
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/22	1,000,000	1,073,060
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System, Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,093,470
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/29	5,500,000	6,448,695
Refunding, Series A, AGMC Insured, 5.00%, 10/01/31	5,500,000	6,381,870

		41,213,438

franklintempleton.com	Semiannual Report	41

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana 1.6%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	$15,000,000	$16,232,850
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,873,232
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	4,116,245
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,416,703
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/28	1,000,000	1,196,830
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	2,000,000	2,371,140
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	1,250,000	1,454,688
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	2,250,000	2,650,792
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	1,000,000	1,155,940
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/31	1,745,000	2,044,564
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	3,250,000	3,793,400
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/33	2,000,000	2,326,840
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	12,032,300
New Orleans Aviation Board Revenue, Restructuring GARB, Series A-1, Assured Guaranty, Pre- Refunded, 6.00%, 1/01/23	2,000,000	2,135,100
New Orleans GO, Public Improvement, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/25	7,915,000	7,993,913
Parishwide School District GO, Parish of Orleans, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,199,300

		72,993,837

Maryland 2.6%
Anne Arundel County GO,
Consolidated General Improvements, 5.00%, 10/01/29	3,110,000	3,807,231
Consolidated General Improvements, 5.00%, 10/01/30	3,110,000	3,786,518
Consolidated General Improvements, 5.00%, 10/01/31	3,110,000	3,771,062
Consolidated General Improvements, Refunding, 5.00%, 4/01/29	7,495,000	9,102,228
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/30	6,450,000	7,836,750
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/32	5,905,000	7,098,105
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,352,994
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	6,977,376
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/29	1,000,000	1,218,730
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/30	2,940,000	3,561,163
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/31	2,085,000	2,512,029
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/32	3,240,000	3,885,700
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/29	1,320,000	1,608,724
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/30	1,785,000	2,162,135
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/31	3,765,000	4,536,110
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/32	4,000,000	4,797,160
Maryland State GO, State and Local Facilities Loan of 2017, Second Series A, 5.00%, 8/01/29	15,000,000	18,886,050
Maryland State Health and Higher Educational Facilities Authority Revenue,
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/30	8,520,000	10,111,110
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/31	7,415,000	8,750,886
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/22	1,000,000	1,014,090
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/23	1,250,000	1,267,612
Prince George’s County GO, Consolidated Public Improvement, Series A, 4.00%, 7/01/30	5,520,000	6,171,581

		116,215,344

42	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts 3.1%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	$5,000,000	$5,447,700
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,066,300
Massachusetts State GO,
Refunding, Series A, 5.00%, 7/01/28	7,500,000	9,072,675
Refunding, Series A, 5.00%, 7/01/29	6,000,000	7,215,000
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital Asset Program, Series B-2, NATL Insured, Pre-Refunded, 5.375%, 2/01/26	1,720,000	1,790,314
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series A, 5.00%, 8/15/25	10,975,000	12,946,988
Senior, Refunding, Series A, 5.00%, 8/15/26	7,000,000	8,246,700
Senior, Refunding, Series B, 5.00%, 8/15/27	6,000,000	7,059,180
Massachusetts State Water Pollution Abatement Trust Revenue,
State Revolving Fund, Refunding, 5.00%, 8/01/26	10,650,000	13,501,857
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	11,157,979
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,564,573
Massachusetts Water Resources Authority Revenue,
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/31	6,000,000	7,286,580
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/32	13,920,000	17,051,582
University of Massachusetts Building Authority Revenue,
Refunding, Senior Series 3, 5.00%, 11/01/31	10,035,000	12,393,626
Senior Series 3, 5.00%, 11/01/32	5,000,000	6,149,850

		135,950,904

Michigan 2.1%
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/30	1,860,000	2,189,648
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/31	2,010,000	2,352,705
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/32	2,310,000	2,686,461
Michigan Finance Authority Revenue,
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	5,926,300
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	8,312,010
Michigan Hospital Finance Authority Revenue,
[a] Trinity Health Credit Group, Mandatory Put, Refunding, Series A, 6.00%, 12/01/17	10,000,000	10,116,400
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,275,280
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/34	8,200,000	9,547,670
Michigan State GO, School Loan, Series A, Pre-Refunded, 5.25%, 11/01/22	10,000,000	10,505,900
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, Pre-Refunded, 5.25%, 9/15/20	7,500,000	7,508,400
Michigan State Strategic Fund Limited Obligation Revenue,
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/15/22	4,000,000	4,194,600
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/15/23	1,000,000	1,048,650
Wayne State University Revenue,
Refunding, Series A, 5.00%, 11/15/18	4,265,000	4,471,767
Refunding, Series A, 5.00%, 11/15/19	5,210,000	5,641,648
Refunding, Series A, 5.00%, 11/15/20	5,255,000	5,672,510
Wyandotte Electric System Revenue, Series A, Assured Guaranty, ETM, 5.00%, 10/01/17	3,955,000	3,966,628

		93,416,577

franklintempleton.com	Semiannual Report	43

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Minnesota 0.7%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/21	$4,165,000	$4,542,557
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/22	5,570,000	6,076,369
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%, 2/15/23	5,000,000	5,476,900
University of Minnesota GO,
Series A, 5.00%, 4/01/28	4,385,000	5,400,697
Series A, 5.00%, 4/01/29	4,330,000	5,294,854
Series A, 5.00%, 4/01/30	4,970,000	6,038,401

		32,829,778

Missouri 0.3%
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, Refunding, 5.00%, 1/01/28	4,500,000	5,257,890
Plum Point Project, Refunding, 5.00%, 1/01/29	4,045,000	4,711,576
Plum Point Project, Refunding, Series A, 5.00%, 1/01/27	3,250,000	3,840,330

		13,809,796

Nevada 1.1%
Clark County Airport System Revenue,
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/22	5,000,000	5,366,250
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/23	15,000,000	16,095,900
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19	5,000,000	5,161,150
Clark County Water Reclamation District GO,
Series A, Pre-Refunded, 5.25%, 7/01/21	3,435,000	3,707,911
Series A, Pre-Refunded, 5.25%, 7/01/22	3,120,000	3,367,884
Series B, Pre-Refunded, 5.25%, 7/01/21	3,430,000	3,702,514
Series B, Pre-Refunded, 5.25%, 7/01/22	3,615,000	3,902,212
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,082,908

		48,386,729

New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,986,910

New Jersey 5.7%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	5,220,000	6,206,580
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,530,249
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,534,415
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24	12,210,000	13,243,454
School Facilities Construction, Series AAA, 5.00%, 6/15/34	5,000,000	5,477,300
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/20	10,000,000	11,115,100
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/21	20,535,000	23,547,074
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/30	900,000	1,073,187
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/31	1,080,000	1,280,675
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/22	10,000,000	10,758,600
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/23	17,945,000	19,306,308

44	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue,
Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	$5,000,000	$5,433,300
Kean University Issue, Refunding, Series A, 5.00%, 9/01/21	6,000,000	6,430,200
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,280,127
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,704,200
Series A, 5.375%, 6/01/24	6,410,000	6,742,230
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	29,821,350
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	28,871,000
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,552,318
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series H, 5.00%, 1/01/20	6,540,000	6,869,551
Turnpike, Refunding, Series H, 5.00%, 1/01/21	13,060,000	13,716,396
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/20	3,460,000	3,646,079
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/21	6,940,000	7,313,233
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,873,800
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,633,736
Series L, 5.00%, 5/01/27	5,270,000	6,147,718

		254,108,180

New York 9.8%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	6,235,000	7,291,646
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	9,324,160
City School District of the City of Buffalo Project, Series A, AGMC Insured, Pre-Refunded, 5.75%, 5/01/22	5,000,000	5,162,100
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/22	14,840,000	15,851,049
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,835,100
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	25,000,000	29,395,000
Transportation, Series A, 5.00%, 11/15/27	3,500,000	4,123,980
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	4,968,592
Transportation, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/15/20	5,000,000	5,041,250
Transportation, Series C, 5.75%, 11/15/18	6,505,000	6,727,731
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	10,129,140
New York City GO,
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,758,600
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	12,254,076
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	9,438,960
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	8,267,329
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,449,440
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	12,177,400
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	9,081,075
Fiscal 2017, Subseries A-1, 5.00%, 8/01/29	10,000,000	12,180,200
Refunding, Series G, 5.00%, 8/01/21	5,910,000	5,913,487
Subseries D-1, 5.00%, 12/01/21	2,055,000	2,076,125
Subseries D-1, Pre-Refunded, 5.00%, 12/01/21	2,945,000	2,974,214

franklintempleton.com	Semiannual Report	45

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.00%, 1/15/23	$5,000,000	$5,276,100
Fiscal 2009, Series S-4, 5.00%, 1/15/21	4,665,000	4,923,908
Fiscal 2016, Series S-1, 5.00%, 7/15/30	8,200,000	9,805,724
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2003, Refunding, Subseries A-1, 5.00%, 11/01/23	11,500,000	13,325,740
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/23	12,805,000	14,382,064
Future Tax Secured, Subordinate, Fiscal 2012, Series C, 5.00%, 11/01/24	7,620,000	8,823,046
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/27	8,740,000	10,500,236
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/28	5,000,000	5,976,800
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/29	10,000,000	11,792,200
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	965,000	1,041,582
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/24	4,035,000	4,379,508
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL Insured, 5.50%, 7/01/23	7,915,000	9,697,537
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.50%, 2/15/18	10,000,000	10,207,600
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%, 2/15/19	3,245,000	3,437,526
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,185,450
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27	10,000,000	11,829,800
General Purpose, Refunding, Series A, 5.00%, 3/15/28	7,185,000	8,689,467
General Purpose, Refunding, Series D, 5.00%, 2/15/29	5,000,000	6,108,000
General Purpose, Refunding, Series E, 5.00%, 2/15/28	10,000,000	12,080,000
General Purpose, Refunding, Series E, 5.00%, 2/15/30	5,000,000	5,967,500
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	13,233,840
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL Insured, 5.00%, 1/01/22	10,000,000	10,127,700
Series I, 5.00%, 1/01/26.	10,000,000	11,526,300
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/19	9,570,000	10,194,060
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series C, 5.00%, 1/01/20	6,500,000	7,102,420
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24	10,000,000	11,925,200
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18.	3,210,000	3,315,352
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/22	10,000,000	11,215,100

		437,490,414

46	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
North Carolina 1.3%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	$5,000,000	$5,972,050
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27	10,000,000	12,365,200
Greenville Utilities Commission Combined Enterprise System Revenue,
Refunding, 5.00%, 4/01/30	1,490,000	1,805,135
Refunding, 5.00%, 4/01/32	2,830,000	3,391,982
Refunding, 5.00%, 4/01/34	1,400,000	1,663,704
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/19.	15,000,000	15,213,750
Series A, ETM, 5.00%, 1/01/21	10,000,000	11,299,100
Series C, Assured Guaranty, ETM, 6.00%, 1/01/19	965,000	1,003,812
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A, Pre-Refunded, 5.25%, 1/01/20	4,500,000	4,564,890
Oak Island Enterprise System Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/23	1,735,000	1,872,776

		59,152,399

Ohio 6.3%
Akron Income Tax Revenue,
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24	5,265,000	6,138,411
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25	6,645,000	7,737,372
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26	8,240,000	9,582,296
American Municipal Power Inc. Revenue,
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/28	1,100,000	1,311,794
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/29	1,000,000	1,186,670
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/30	1,000,000	1,180,010
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/20	355,000	361,440
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/21	645,000	656,668
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/20	5,645,000	5,755,981
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/21	10,855,000	11,068,409
Cincinnati GO,
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/24	1,270,000	1,481,950
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/25	2,000,000	2,332,780
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/27	2,000,000	2,330,780
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/28	2,350,000	2,735,142
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/25	5,000,000	5,659,700
Refunding, Series A, AGMC Insured, 5.00%, 1/01/26	5,000,000	5,650,800
Cleveland Water Revenue,
second lien, Refunding, Series A, 5.00%, 1/01/25	2,500,000	2,880,450
second lien, Refunding, Series A, 5.00%, 1/01/26	2,000,000	2,300,720
Cuyahoga County EDR,
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	7,803,880
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	8,219,946
Hamilton County Sales Tax Revenue, Refunding, Series A, 5.00%, 12/01/27	1,700,000	2,139,416
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/24	2,500,000	3,030,600
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/25	2,400,000	2,899,824
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/26	4,000,000	4,819,840
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/27	5,000,000	6,008,300

franklintempleton.com	Semiannual Report	47

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Hamilton County Sewer System Revenue, (continued)
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/28	$3,000,000	$3,595,140
Kent State University Revenues,
General Receipts, Series A, 5.00%, 5/01/23	1,200,000	1,383,960
General Receipts, Series A, 5.00%, 5/01/24	1,500,000	1,728,495
General Receipts, Series A, 5.00%, 5/01/25	1,500,000	1,727,040
General Receipts, Series A, 5.00%, 5/01/26	1,600,000	1,840,624
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	2,924,302
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,454,757
Ohio State GO,
Higher Education, Refunding, Series A, 5.00%, 2/01/25	7,000,000	8,066,170
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/24	8,585,000	9,885,456
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%, 5/01/26	11,000,000	13,327,930
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%, 5/01/27	5,000,000	6,016,200
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%, 5/01/28	9,100,000	10,873,772
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL Insured, 5.50%, 2/15/24	10,000,000	11,973,700
Ohio State Water Development Authority Revenue, Fresh Water, Series A, 5.00%, 12/01/30	5,875,000	7,186,182
Ohio State Water Development Authority Water PCR, Loan Fund, Series A, 5.00%, 12/01/31	10,000,000	12,303,600
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24	2,920,000	3,445,658
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25	4,125,000	4,860,735
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26	4,340,000	5,106,878
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27	4,565,000	5,364,058
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,691,760
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	7,187,361
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,542,630
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,667,518
University of Cincinnati General Receipts Revenue,
Series C, 5.00%, 6/01/25	3,010,000	3,561,853
Series C, Assured Guaranty, 5.00%, 6/01/21	11,810,000	12,860,145
Series C, Assured Guaranty, 5.00%, 6/01/22	11,675,000	12,707,654

		279,556,757

Oregon 1.6%
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc., Pre-Refunded, 7.375%, 1/01/23	2,000,000	2,168,340
North Clackamas County School District No. 12 GO, Refunding, Series B, 5.00%, 6/15/32	3,725,000	4,575,194
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,929,200
senior lien, Refunding, Series A, 5.00%, 11/15/27	13,000,000	15,872,480
senior lien, Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,252,255
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	6,244,070
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,955,200

48	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Washington Counties School District No. 48J Beaverton GO,
5.00%, 6/15/27	$5,000,000	$6,048,000
5.00%, 6/15/28	5,000,000	6,023,150
5.00%, 6/15/29	7,500,000	8,997,675

		72,065,564

Pennsylvania 4.5%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/19	9,000,000	9,624,330
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20	7,500,000	8,277,750
Allegheny County Sanitary Authority Sewer Revenue, Refunding, AGMC Insured, 4.00%, 12/01/32	2,250,000	2,456,820
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,526,480
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,760,903
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	6,312,605
Series A, 5.25%, 12/15/26	5,835,000	6,853,908
Pennsylvania State GO, Second Series, 5.00%, 10/15/26	13,375,000	15,814,600
Pennsylvania State Higher Educational Facilities Authority Revenue, The Trustees of the University of Pennsylvania, Refunding, Series A, 4.00%, 8/15/31	3,775,000	4,181,492
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	35,028,209
Series E, 5.00%, 12/01/24	5,000,000	5,717,750
Series E, 5.00%, 12/01/25	10,000,000	11,417,800
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/22	6,070,000	6,505,340
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/23	10,000,000	10,380,700
Pennsylvania State University Revenue, Series A, 5.00%, 9/01/30	4,000,000	4,958,680
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/30	2,000,000	2,389,640
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/31	4,030,000	4,788,204
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/28	1,400,000	1,674,890
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/29	2,000,000	2,374,900
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	17,810,000	19,134,708
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/22	2,190,000	2,369,295
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.00%, 4/01/22	7,065,000	7,629,847
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,159,900
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,357,350
Refunding, Series B, 5.00%, 11/01/31	5,750,000	6,940,078
Series A, Pre-Refunded, 5.00%, 1/01/20	1,210,000	1,275,897
Series A, Pre-Refunded, 5.25%, 1/01/21	3,655,000	3,866,003
Series A, Pre-Refunded, 5.25%, 1/01/22	2,330,000	2,464,511

		202,242,590

South Carolina 1.3%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	2,982,170
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	3,127,817
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,268,751
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,427,747

franklintempleton.com	Semiannual Report	49

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	$3,665,000	$4,360,764
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	2,018,614
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%, 8/01/22	6,000,000	6,408,720
South Carolina State Transportation Infrastructure Bank Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/25	12,935,000	15,054,400
Refunding, Series B, AGMC Insured, 5.00%, 10/01/26	13,440,000	15,592,416

		56,241,399

Tennessee 0.9%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	18,467,510
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, Pre-Refunded, 5.00%, 1/01/26	5,000,000	5,961,950
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26	1,675,000	1,995,344
Refunding, 5.00%, 7/01/27	1,800,000	2,143,152
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/28	8,180,000	10,003,649

		38,571,605

Texas 10.2%
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26	4,835,000	5,711,537
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27	4,000,000	4,718,560
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/29	3,700,000	4,614,344
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/29	3,000,000	3,687,090
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/30	5,340,000	6,528,257
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	5,870,650
Board of Regents of the University of Houston System Revenue,
Consolidated, Refunding, Series A, 5.00%,2/15/27	4,745,000	5,318,671
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	255,000	287,849
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25	11,370,000	13,142,583
GO, Refunding, Series A, 5.00%, 2/15/26	12,060,000	13,934,486
Cypress-Fairbanks ISD, GO, School Building, Refunding, PSF Guarantee, 5.00%, 2/15/29	3,500,000	4,251,205
Dallas Waterworks and Sewer System Revenue,
AMBAC Insured, Pre-Refunded, 4.50%, 10/01/19	10,000,000	10,026,188
Denton Collin Kaufman and Rockwall, Refunding, 5.00%, 10/01/30	1,500,000	1,854,555
Denton Collin Kaufman and Rockwall, Refunding, 5.00%, 10/01/31	2,500,000	3,075,800
Denton Collin Kaufman and Rockwall, Refunding, 5.00%, 10/01/32	1,000,000	1,224,310
Dallas/Fort Worth International Airport Revenue,
Joint, Refunding, Series D, 5.25%, 11/01/27	5,000,000	6,010,000
Joint, Refunding, Series D, 5.25%, 11/01/28	2,100,000	2,514,729
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27	5,460,000	6,528,358
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28	2,500,000	2,980,250
Fort Worth GO,
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%, 3/01/25	6,000,000	6,958,680
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%, 3/01/26	6,790,000	7,865,264

50	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County MTA Revenue,
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/26	$2,000,000	$2,456,300
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/27	2,000,000	2,450,240
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/28	2,000,000	2,439,680
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	10,964,200
Houston ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	10,000,000	12,198,000
Houston Utility System Revenue,
Combined, first lien, Refunding, Series B, 5.00%, 11/15/29	10,000,000	12,253,000
Combined, first lien, Refunding, Series B, 5.00%, 11/15/34	3,250,000	3,950,798
Combined, first lien, Refunding, Series B, 5.00%, 11/15/35	4,500,000	5,447,880
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	6,074,600
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	19,690,000	23,727,631
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	6,000,000	6,746,700
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24	10,620,000	11,941,659
North Texas Tollway Authority Revenue,
Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	13,784,880
System, first tier, Refunding, Series A, 5.00%, 1/01/28	6,500,000	7,871,045
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	4,815,000	5,798,030
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	7,015,000	8,420,385
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%, 3/01/18	15,000,000	15,298,350
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	6,193,217
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25	27,000,000	33,746,760
Refunding, 5.00%, 2/01/27	10,415,000	12,893,145
San Antonio Water System Revenue,junior lien, Refunding, Series A, 5.00%, 5/15/24	1,500,000	1,820,160
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,653,618
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,401,900
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,197,690
junior lien, Refunding, Series C, 5.00%, 5/15/31	8,855,000	10,817,180
Texas Transportation Commission State Highway Fund Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	20,000,000	23,939,400
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	24,377,600
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	24,447,600
Trinity River Authority Revenue,
Refunding, 5.00%, 2/01/26	3,500,000	4,329,710
Refunding, 5.00%, 2/01/28	3,000,000	3,625,830
University of Texas System Revenue, Board of Regents, Permanent University Fund, Series B, 5.00%, 7/01/27	10,000,000	12,130,500
Williamson County GO,
Refunding, 5.00%, 2/15/23	6,235,000	7,248,000
Refunding, 5.00%, 2/15/25	13,780,000	15,979,977

		456,729,031

Utah 0.8%
[b]State Board of Regents University of Utah Revenue, Refunding, Series A, 5.00%, 8/01/30	4,400,000	5,431,668
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	10,072,710
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	10,045,980

franklintempleton.com	Semiannual Report	51

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Utah (continued)
Utah State Transit Authority Sales Tax Revenue,
sub. bond, Refunding, 4.00%, 12/15/31	$4,000,000	$4,361,280
Subordinate, Refunding, 4.00%, 12/15/30	5,000,000	5,476,000

		35,387,638

Virginia 4.0%
Norfolk Water Revenue,
Refunding, 5.00%, 11/01/24	6,145,000	7,153,087
Refunding, 5.00%, 11/01/25	6,000,000	6,981,360
Richmond Public Utility Revenue, Refunding, Series A, 5.00%, 1/15/32	10,000,000	11,991,700
Upper Occoquan Sewage Authority Regional Sewerage System Revenue, Refunding, Series B, 4.00%, 7/01/35	9,665,000	10,494,644
Virginia Beach Development Authority Public Facility Revenue,
Refunding, Series B, 5.00%, 8/01/19	12,635,000	13,617,498
Refunding, Series B, 5.00%, 8/01/20	13,450,000	14,907,711
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, 5.00%, 2/01/25	13,080,000	15,793,708
21st Century College and Equipment Programs, Series D, 5.00%, 2/01/25	7,405,000	9,150,136
Virginia State PBA Public Facilities Revenue, Refunding, Series B, 4.00%, 8/01/29	13,135,000	14,676,392
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/23	8,535,000	10,296,709
School Financing, 1997 Resolution, Series C, 5.00%, 8/01/26	4,335,000	5,269,236
School Financing, 1997 Resolution, Series C, 5.00%, 8/01/27	4,460,000	5,376,039
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/27	5,825,000	7,238,902
Revolving Fund, Refunding, 5.00%, 10/01/28	11,950,000	14,749,407
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	32,056,876

		179,753,405

Washington 3.9%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	3,250,000	3,833,277
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	4,223,485
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,530,750
King County School District No. 403 Renton GO,
Refunding, 5.00%, 12/01/26	3,280,000	4,060,181
Refunding, 5.00%, 12/01/27	3,500,000	4,296,565
Refunding, 5.00%, 12/01/28	4,000,000	4,876,400
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,467,780
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,461,708
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,307,531
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,688,884
Refunding, Series B, 5.00%, 7/01/29	2,600,000	3,139,032
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24	5,230,000	6,388,497
Refunding, 5.00%, 5/01/25	5,500,000	6,663,965
Refunding, 5.00%, 5/01/26	2,995,000	3,609,963
Refunding, 5.00%, 5/01/27	3,150,000	3,777,071
Seattle Municipal Light and Power Revenue,
Refunding and Improvement, Series B, 5.00%, 2/01/19	6,805,000	7,201,868
Refunding and Improvement, Series B, 5.00%, 2/01/20	7,000,000	7,675,360

52	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Seattle Solid Waste System Revenue,
Improvement, Refunding, 4.00%, 6/01/30	$4,950,000	$5,472,027
Improvement, Refunding, 4.00%, 6/01/31	5,150,000	5,663,558
Improvement, Refunding, 4.00%, 6/01/32	5,360,000	5,868,289
Improvement, Refunding, 4.00%, 6/01/33	5,580,000	6,063,953
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	35,987,942
Various Purpose, Series D, 5.00%, 2/01/25	13,955,000	16,157,378
Various Purpose, Series D, 5.00%, 2/01/31	5,480,000	6,677,983
Various Purpose, Series D, 5.00%, 2/01/32	10,000,000	12,111,100
Washington State Health Care Facilities Authority Revenue,
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/31	2,250,000	2,602,800
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/32	4,005,000	4,607,152

		171,414,499

Wisconsin 0.3%
Wisconsin State Transportation Revenue,
Refunding, Series 1, 5.00%, 7/01/24	6,560,000	7,693,568
Series 1, Pre-Refunded, 5.00%, 7/01/24	3,440,000	4,064,463

		11,758,031

U.S. Territories 0.1%
Guam 0.1%
Guam Government Limited Obligation Revenue,
Section 30, Series A, ETM, 5.50%, 12/01/18	1,540,000	1,627,842
Section 30, Series A, ETM, 5.50%, 12/01/19	1,025,000	1,128,412

		2,756,254

Total Municipal Bonds before Short Term Investments (Cost $4,008,734,990)		4,235,951,234

Short Term Investments 3.8%
Municipal Bonds 3.8%
Arizona 0.2%
[c]Phoenix IDA Health Care Facilities Revenue, Mayo Clinic, Series A, SPA Bank of America, Daily VRDNand Put, 0.76%, 11/15/52	9,900,000	9,900,000

California 0.0%†
[c]Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 0.72%, 10/01/41	100,000	100,000

Florida 0.8%
[c]St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.86%, 9/01/28	35,000,000	35,000,000

Michigan 0.4%
[c]Green Lake Township EDC Revenue, Interlochen Center for the Arts Project, Refunding, LOC Harris Trust & Savings Bank, Daily VRDN and Put, 0.82%, 6/01/34	7,900,000	7,900,000
[c]University of Michigan Revenue, General, Series A, SPA Wells Fargo Bank, Daily VRDN and Put, 0.61%, 4/01/38	10,100,000	10,100,000

		18,000,000

franklintempleton.com	Semiannual Report	53

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
New York 1.9%
[c]New York City GO,
Fiscal 2006, Series I, Subseries I-8, SPA State Street Bank & Trust Co., Daily VRDN and Put, 0.85%, 4/01/36	$5,750,000	$5,750,000
Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.84%, 6/01/44	13,750,000	13,750,000
[c]New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2013, Refunding, Series AA, Subseries AA-1, SPA PNC Bank, Daily VRDN and Put, 0.83%, 6/15/46	13,200,000	13,200,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-3, SPA Toronto Dominion Bank, Daily VRDN and Put, 0.83%, 6/15/49	12,800,000	12,800,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-4, SPA Bank of Montreal, Daily VRDN and Put, 0.85%, 6/15/49.	32,800,000	32,800,000
[c]New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2013, Series C, Subseries C-4, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.84%, 11/01/36	1,200,000	1,200,000
[c]Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.80%, 12/01/37	3,500,000	3,500,000

		83,000,000

Pennsylvania 0.5%
[c]Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 0.84%, 12/01/28	24,060,000	24,060,000
Tennessee 0.0%†
[c]Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 0.81%, 6/01/42	1,400,000	1,400,000

Total Short Term Investments (Cost $171,460,000)		171,460,000

Total Investments (Cost $4,180,194,990) 98.7%		4,407,411,234
Other Assets, less Liabilities 1.3%.		58,583,064

Net Assets 100.0%		$4,465,994,298

See Abbreviations on page 131.

†Rounds to less than 0.1% of net assets.

aThe maturity date shown represents the mandatory put date.

bSecurity purchased on a when-issued basis. See Note 1(b).

cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

54	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin Federal Limited-Term Tax-Free Income Fund

	Six Months Ended August 31, 2017 (unaudited)	Year Ended February 28,
		2017	2016[a]	2015	2014	2013
Class A
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.37	$10.45	$10.47	$10.51	$10.56	$10.60

Income from investment operations[b]:
Net investment income[c]	0.04	0.09	0.10	0.11	0.13	0.18
Net realized and unrealized gains (losses)	0.02	(0.09)	(0.03)	(0.05)	(0.05)	(0.04)
Total from investment operations	0.06	—	0.07	0.06	0.08	0.14
Less distributions from net investment income	(0.04)	(0.08)	(0.09)	(0.10)	(0.13)	(0.18)
Net asset value, end of period	$10.39	$10.37	$10.45	$10.47	$10.51	$10.56

Total return[d]	0.60%	0.04%	0.70%	0.60%	0.76%	1.32%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.70%	0.70%	0.69%	0.70%	0.84%	0.84%
Expenses net of waiver and payments by affiliates	0.63%	0.63%	0.63%	0.62%	0.60%	0.60%
Net investment income	0.79%	0.83%	0.95%	1.05%	1.25%	1.67%

Supplemental data
Net assets, end of period (000’s)	$751,554	$810,811	$886,784	$890,556	$977,274	$778,018
Portfolio turnover rate	22.24%	18.54%	22.58%	19.64%	20.20%	10.94%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable,and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

franklintempleton.com	The accompanying notes are an integral part of these financial statement.	Semiannual Report	55

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

Period Ended August 31, 2017 (unaudited)[a]
Class R6
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.37

Income from investment operations[b]:
Net investment income[c]	0.01
Net realized and unrealized gains (losses)	0.01
Total from investment operations	0.02
Less distributions from net investment income	(0.01)
Net asset value, end of period	$10.38

Total return[d]	0.18%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.50%
Expenses net of waiver and payments by affiliates	0.43%
Net investment income	0.99%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	22.24%

aFor the period August 1, 2017 (effective date) to August 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

56	Semiannual Report	The accompanying notes are an integral part of these financial statement.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2017 (unaudited)	Year Ended February 28,
		2017	2016[a]	2015	2014	2013
Advisor Class
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.37	$10.44	$10.46	$10.50	$10.55	$10.59

Income from investment operations[b]:
Net investment income[c]	0.05	0.10	0.11	0.12	0.15	0.19
Net realized and unrealized gains (losses)	0.01	(0.07)	(0.02)	(0.04)	(0.06)	(0.04)
Total from investment operations	0.06	0.03	0.09	0.08	0.09	0.15
Less distributions from net investment income	(0.05)	(0.10)	(0.11)	(0.12)	(0.14)	(0.19)
Net asset value, end of period	$10.38	$10.37	$10.44	$10.46	$10.50	$10.55

Total return[d]	0.58%	0.28%	0.86%	0.75%	0.91%	1.47%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.55%	0.55%	0.54%	0.55%	0.69%	0.69%
Expenses net of waiver and payments by affiliates	0.48%	0.48%	0.48%	0.47%	0.45%	0.45%
Net investment income	0.94%	0.98%	1.10%	1.20%	1.40%	1.82%

Supplemental data
Net assets, end of period (000’s)	$310,926	$296,298	$239,537	$231,428	$183,518	$108,836
Portfolio turnover rate	22.24%	18.54%	22.58%	19.64%	20.20%	10.94%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

franklintempleton.com	The accompanying notes are an integral part of these financial statement.	Semiannual Report	57

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2017 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund

	Principal Amount	Value
Municipal Bonds 80.8%
Alabama 0.5%
[a]East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put, Series A, Pre-Refunded, 5.25%, 9/01/18	$1,000,000	$1,043,420
[a]Mobile IDBR,
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, 1.625%, 10/02/18	2,500,000	2,506,500
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, Series A, 1.85%, 3/24/20	2,250,000	2,276,977

		5,826,897

Arizona 0.2%
Pinal County Revenue, Pledged Obligations, Refunding, 5.00%, 8/01/18	1,160,000	1,203,616
Tucson COP, Refunding, AGMC Insured, 3.00%, 7/01/18	1,195,000	1,215,339

		2,418,955

Arkansas 1.0%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17	5,000,000	5,002,100
[b] Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/20	4,930,000	5,141,793

		10,143,893

California 8.2%
[a]California State Health Facilities Financing Authority Revenue,
St. Joseph Health System, Mandatory Put, Refunding, Series D, 5.00%, 10/15/20	5,000,000	5,577,950
St. Joseph Health System, Mandatory Put, Series C, 5.00%, 10/15/19	3,250,000	3,511,982
[a]California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put, Refunding, Series D, 2.625%, 12/01/23	3,000,000	3,121,890
Capistrano USD, CFD No. 90-2 Special Tax, Refunding, BAM Insured, 2.00%, 9/01/17	1,335,000	1,335,000
Coachella Valley USD,
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/18	1,265,000	1,303,077
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/19	1,330,000	1,411,768
Fremont UHSD Santa Clara County GO,
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/31	3,235,000	1,572,469
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/32	3,930,000	1,766,614
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/33	1,020,000	424,198
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/34	1,520,000	583,209
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/35	3,245,000	1,149,768
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/36	4,705,000	1,541,876
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/37	11,005,000	3,337,596
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/38	11,665,000	3,266,083
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/39	12,290,000	3,173,770
Hacienda La Puente USD,
GO, Los Angeles County, Election of 2016, Series A, 2.00%, 8/01/18	3,720,000	3,765,793
GO, Los Angeles County, Election of 2016, Series A, 3.00%, 8/01/19	3,210,000	3,348,062
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, 5.00%, 12/01/18	20,000,000	20,992,600
Montebello USD, GO, Election of 2016, Series A, 3.00%, 8/01/18	2,000,000	2,039,500
Mount San Antonio Community College District GO, BAN, zero cpn., 4/01/22.	10,000,000	9,408,000
Riverside County Teeter Obligation Revenue, Notes, Refunding, Series A, 3.00%, 10/11/17	5,000,000	5,012,650
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/18	1,000,000	1,031,810
Salinas UHSD, GO, Monterey County, BAN, Capital Appreciation, zero cpn., 8/01/20	5,000,000	4,753,950
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn., 6/01/18	810,000	804,784
[a]Western Municipal Water District Facilities Authority Adjustable Rate Water Revenue, Mandatory Put, Refunding, Series A, 1.50%, 10/01/20	3,250,000	3,284,157

		87,518,556

58	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Colorado 2.7%
Colorado State HFA, MFHR, Loan Program, Pass Through, Crisman Apartments Project, Series II, FHA Insured, 0.90%, 3/01/19	$2,000,000	$2,002,960
Dawson Ridge Metropolitan District No. 1 GO, Series A, ETM, zero cpn., 10/01/22	23,955,000	22,263,298
Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding, 5.00%, 12/15/18	2,800,000	2,950,332
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,145,105

		28,361,695

Connecticut 5.1%
[a]Connecticut State Health and Educational Facilities Authority Revenue,
Yale University Issue, Mandatory Put, Refunding, Series A, 1.375%, 7/11/18	14,500,000	14,565,250
Yale University Issue, Mandatory Put, Refunding, Series A-1, 1.00%, 7/01/19	6,000,000	6,003,240
Yale University Issue, Mandatory Put, Series A, 1.30%, 2/03/20	10,000,000	10,021,300
Yale University Issue, Mandatory Put, Series A-3, 0.875%, 2/08/18	23,070,000	23,077,152

		53,666,942

Florida 2.3%
Florida State Board of Education Lottery Revenue, Series A, 5.00%, 7/01/19	4,550,000	4,756,707
Florida State Department of General Services Division Facilities Management Revenue, Facilities Pool, Refunding, Series A, 5.00%, 9/01/21	7,710,000	8,886,083
Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series A, 5.00%, 10/01/25	1,000,000	1,232,570
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19	2,385,000	2,585,030
[a]Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project, Mandatory Put, 1.75%, 11/01/19	2,000,000	2,007,160
Orlando-Orange County Expressway Authority Revenue, Refunding, AGMC Insured, 5.00%, 7/01/24	4,000,000	4,687,120

		24,154,670

Georgia 2.1%
Clarke County School District GO,
Sales Tax, 3.00%, 9/01/18	2,650,000	2,708,459
Sales Tax, 5.00%, 9/01/19	2,750,000	2,972,585
[a]Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put, Series A, 1.875%, 10/01/19	2,500,000	2,514,425
Georgia State Municipal Gas Authority Revenue, Gas Portfolio IV Project, Refunding, Series A, 5.00%, 10/01/19	9,500,000	10,264,085
[a]Monroe County Development Authority PCR, Gulf Power Co. Plant Scherer Project, Mandatory Put, First Series, 1.40%, 9/19/19	3,750,000	3,760,500

		22,220,054

Hawaii 0.6%
Hawaii State Highway Revenue,
Series A, 3.00%, 1/01/18.	3,380,000	3,404,640
Series A, 3.00%, 1/01/19.	3,275,000	3,368,927

		6,773,567

Idaho 0.5%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,524,755
Idaho State GO, TAN, 4.00%, 6/29/18	4,000,000	4,105,760

		5,630,515

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois 3.2%
Homer Glen Village GO, Will and Cook Counties, Series A, 4.00%, 12/01/18	$1,000,000	$1,036,250
[a]Illinois State Educational Facilities Authority Revenue, Adjustable Rate, University of Chicago, Mandatory Put, 1.65%, 2/01/19	10,000,000	10,084,700
Illinois State Toll Highway Authority Revenue, Toll Highway, Senior, Refunding, Series B-1, 5.00%, 12/01/17	10,000,000	10,098,500
Mount Vernon GO,
Jefferson County, AGMC Insured, 3.00%, 12/15/17	1,430,000	1,437,779
Jefferson County, AGMC Insured, 3.00%, 12/15/18	1,475,000	1,507,907
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A, NATL Insured, 5.00%, 7/01/21	5,410,000	5,410,000
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community Unit School District No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,519,124

		34,094,260

Kansas 0.5%
[c]Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly FRN, 1.225%, (1-month USD LIBOR + 0.40%), 9/01/19	5,700,000	5,710,716

Kentucky 0.9%
[a]Louisville/Jefferson County Metro Government Environmental Facilities Revenue, Louisville Gas and Electric Co. Project, Series A, Mandatory Put, 1.25%, 6/03/19	2,000,000	2,003,780
[a] Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Series A, Mandatory Put, 2.20%, 8/01/19	7,000,000	7,104,720

		9,108,500

Maryland 5.1%
Baltimore County Metropolitan District GO, BAN, 3.00%, 3/16/18	15,000,000	15,176,250
[a,c]Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put, Series A, Weekly FRN, 2.04%, (MUNIPSA + 1.25%), 7/01/18	6,000,000	6,001,740
Maryland CDA Department of Housing and Community Development Housing Revenue, FHA Risk- Sharing Insured Pass-Through, Series A, FHA Insured, 1.35%, 6/01/19	3,860,000	3,884,897
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%, 5/01/19	7,500,000	8,013,525
Maryland State GO,
State and Local Facilities Loan of 2013, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	8,549,920
State and Local Facilities Loan of 2013, Second Series A, Pre-Refunded, 5.00%, 8/01/23	11,355,000	13,051,437

		54,677,769

Massachusetts 2.5%
Massachusetts Development Finance Agency Revenue,
Boston University Issue, Refunding, Series Z-1, 1.50%, 8/01/19	7,000,000	7,065,800
[a]Williams College Issue, Mandatory Put, Series N, 1.45%, 7/01/21	3,000,000	3,016,710
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program, Series A, 5.00%, 6/15/19	11,370,000	12,191,028
[a]Massachusetts State Health and Educational Facilities Authority Revenue, Amherst College Issue, Mandatory Put, Series H, 0.80%, 12/01/17	4,000,000	3,999,600

		26,273,138

Michigan 1.2%
Michigan Finance Authority Revenue, Unemployment Obligation Assessment, Refunding, Series B, 5.00%, 7/01/20	10,000,000	10,758,900
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I-A, 5.00%, 10/15/17	1,500,000	1,506,855

		12,265,755

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Minnesota 1.9%
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/19	$650,000	$640,432
Duluth ISD No. 709 COP,
Refunding, Series A, 3.00%, 2/01/18	1,520,000	1,531,871
Refunding, Series A, 3.00%, 2/01/19	2,125,000	2,181,036
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,487,977
Lake Superior ISD No. 381 GO, School Building, Refunding, Series A, 3.00%, 10/01/17	1,060,000	1,061,717
Minnesota State GO, Various Purpose, Series A, 5.00%, 8/01/22	9,175,000	10,854,117

		19,757,150

Mississippi 0.5%
[a]Mississippi Business Finance Corp. Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put, 1.35%, 9/01/20	5,000,000	5,000,000

Missouri 0.9%
Platte County School District Park Hill GO, Missouri Direct Deposit Program, Refunding, 3.00%, 3/01/18	9,245,000	9,346,602

Nevada 3.7%
Clark County School District GO,
Building, Series C, Pre-Refunded, 5.00%, 6/15/23	9,920,000	10,035,171
Refunding, Series D, 5.00%, 6/15/20	20,000,000	22,125,800
Nevada State GO, Capital Improvement and Cultural Affairs, Series C, Pre-Refunded, 5.00%, 6/01/20	7,115,000	7,333,786

		39,494,757

New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	2,699,993

New Jersey 2.9%
[a]Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
Management Inc. Project, Mandatory Put, Refunding, Series A, 2.125%, 12/01/17	3,000,000	3,006,420
Jersey City GO,
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%, 8/01/18	2,000,000	2,053,400
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%, 8/01/19	1,330,000	1,402,419
New Jersey State GO,
5.00%, 6/01/18	5,990,000	6,163,830
Refunding, Series Q, 5.00%, 8/15/18	15,885,000	16,471,315
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,211,816

		30,309,200

New Mexico 2.1%
[a]Farmington PCR, Southern California Edison Co. Four Corners Project, Mandatory Put, Refunding, Series A, 1.875%, 4/01/20	9,000,000	9,146,340
New Mexico State Severance Tax Revenue, Series A, Pre-Refunded, 4.00%, 7/01/20	11,640,000	11,942,524
Taos County Gross Receipts Tax Revenue, County Education Improvement, BAM Insured, 3.50%, 4/01/19	1,000,000	1,035,490

		22,124,354

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York 9.0%
[a] Chautauqua County Capital Resource Corp. Revenue, Multi-Mode, Jamestown Center City Development Corp. Project, Refunding, Subseries C, Mandatory Put, 2.00%, 11/01/21	$4,750,000	$4,822,152
Freeport GO, Nassau County, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	2,024,947
New York City GO,
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20	7,000,000	7,799,050
Fiscal 2017, Series B, Subseries B-1, 4.00%, 12/01/18	10,000,000	10,391,500
[a] New York City HDC, MFHR, Term Rate, Mandatory Put, Series D, 0.90%, 1/17/18	8,400,000	8,400,252
New York GO, Refunding, Series A, 4.00%, 8/01/18	8,015,000	8,245,191
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series 1, 5.00%, 1/15/19	4,000,000	4,058,640
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	10,800,000	11,193,444
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 4.00%, 2/15/18	2,200,000	2,231,460
Secondarily Insured, New York University Credit, Series A, BHAC Insured, Pre-Refunded, 5.25%, 7/01/48	7,490,000	7,762,861
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	6,659,275
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,133,413
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%, 5/01/19	15,000,000	15,996,300
Yonkers GO, Refunding, Series D, AGMC Insured, 5.00%, 8/01/19	4,720,000	5,074,000

		95,792,485

North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,513,950
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/19	2,350,000	2,383,487

		9,897,437

Ohio 3.1%
American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/20	7,000,000	7,662,970
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19	3,000,000	3,266,760
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,261,218
[a]Franklin County Hospital Revenue, Facilities, OhioHealth Corp., Mandatory Put, Refunding, Series B, 4.00%, 11/01/18	4,000,000	4,139,320
Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,087,750
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 5.00%, 11/15/17	5,750,000	5,797,322
Ohio State Higher Educational Facility Commission Revenue,
Case Western Reserve University Project, ETM, 4.00%, 12/01/17	1,875,000	1,889,288
Case Western Reserve University Project, Refunding, 4.00%, 12/01/17	350,000	352,674

		32,457,302

Oklahoma 1.0%
Tulsa County ISD No.4 BIXBY GO, Combined Purpose, 2.00%, 5/01/18	10,150,000	10,229,779

Oregon 1.0%
Multnomah County School District No. 1J GO, Portland Public Schools, Series B, 5.00%, 6/15/20	10,000,000	11,100,600

Pennsylvania 3.6%
Hempfield Area School District Westmoreland County GO, Refunding, 4.00%, 10/15/17	1,615,000	1,620,346
Lancaster Area Sewer Authority Revenue, BAM Insured, 5.00%, 4/01/18	3,500,000	3,584,140
[a,b]Lehigh County IDA, PCR, PPL Electric Utilities Corp. Project, Refunding, Series A, Mandatory Put, 1.80%, 9/01/17	10,000,000	10,023,800

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Lycoming County Authority College Revenue, Pennsylvania College of Technology, Refunding, 3.00%, 10/01/17	$1,075,000	$1,076,559
Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	10,000,000	10,905,300
Philadelphia School District GO, Refunding, Series C, 5.00%, 9/01/17	2,750,000	2,750,000
Pittsburgh School District GO, Refunding, Series A, 4.00%, 9/01/17	4,250,000	4,250,000
Reading School District GO, Refunding, Series A, 5.00%, 4/01/18	4,035,000	4,120,340

		38,330,485

Rhode Island 0.6%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan, Refunding, Series A, 5.00%, 8/01/18	6,290,000	6,524,806

South Carolina 0.5%
Hilton Head Island GO, BAN, 4.00%, 10/05/17	5,000,000	5,014,650

Texas 6.5%
Austin GO, Travis Williamson and Hays Counties, Refunding, 4.00%, 9/01/18	1,500,000	1,546,305
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/20	5,000,000	5,630,000
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/17	500,000	504,075
Brownsville Utilities System Revenue, Refunding, 5.00%, 9/01/17	1,000,000	1,000,000
Camino Real Regional Mobility Authority Pass-Through Toll Transport Revenue, State SPUR 601, 5.25%, 8/15/18	9,485,000	9,668,061
Clifton Higher Education Finance Corp. Revenue,
Idea Public Schools, Refunding, PSF Guarantee, 3.00%, 8/15/20	2,400,000	2,524,488
Idea Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/21	2,000,000	2,206,820
Idea Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/22	3,200,000	3,591,008
Comal ISD,
GO, School Building, PSF Guarantee, 5.00%, 2/01/21	2,280,000	2,576,970
GO, School Building, PSF Guarantee, 5.00%, 2/01/22	2,250,000	2,615,580
Dallas/Fort Worth International Airport Revenue, Joint, Refunding, Series D, 5.00%, 11/01/17	2,000,000	2,013,180
Lewisville ISD, GO, School Building, PSF Guarantee, 3.00%, 8/15/20	5,070,000	5,364,719
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	370,000	384,271
Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,281,972
[b] Texas State Revenue, TRAN, 4.00%, 8/30/18	10,000,000	10,305,000
Texas Transportation Commission State Highway Fund Revenue,
[a]first tier, Mandatory Put, Refunding, Series B, 4.00%, 10/01/21	3,000,000	3,316,260
first tier, Refunding, Series A, 5.00%, 4/01/19	5,000,000	5,321,950
University of Texas System Revenue, Board of Regents, Financing System, Series J, 5.00%, 8/15/21	4,000,000	4,608,480

		69,459,139

Utah 0.8%
Jordan School District GO, Utah School Bond Guaranty Program, Refunding, 5.00%, 6/15/18	8,000,000	8,261,520

Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,433,684

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Washington 1.9%
Everett School District No. 2 GO, Snohomish County, Unlimited Tax, Refunding, 4.00%, 12/01/17	$2,400,000	$2,418,456
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,335,800
King County School District No. 414 Lake Washington GO,
Refunding, 4.00%, 12/01/17	3,250,000	3,274,993
Refunding, 4.00%, 12/01/18	2,705,000	2,811,225
Refunding, 5.00%, 12/01/19	9,045,000	9,870,356

		20,710,830

Wisconsin 1.1%
Muskego GO, Promissory Notes, Series A, 2.25%, 9/01/18	1,500,000	1,501,410
Wisconsin State GO, Refunding, Series 4, 5.00%, 5/01/19	5,000,000	5,339,800
Wisconsin State School Districts Cash Flow Administration Program Note Participation Revenue, Series A, 1.25%, 10/09/17	5,000,000	5,001,500

		11,842,710

Wyoming 1.8%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17.	5,160,000	5,217,018
4.00%, 6/15/18	4,330,000	4,364,683
2.125%, 12/15/18	565,000	566,718
5.00%, 12/15/18.	8,645,000	8,739,576
ETM, 5.00%, 12/15/17	210,000	212,409
Pre-Refunded, 4.00%, 6/15/18	180,000	181,571
Pre-Refunded, 2.125%, 12/15/18	15,000	15,054
Pre-Refunded, 5.00%, 12/15/18	355,000	359,072

		19,656,101

Total Municipal Bonds before Short Term Investments (Cost $851,815,757)		858,289,466

Short Term Investments 21.5%
Municipal Bonds 21.5%
California 0.7%
[d] California State GO, Kindergarten, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 0.70%, 5/01/34	7,900,000	7,900,000

Florida 5.0%
[d]St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.86%, 9/01/28	53,300,000	53,300,000

Maryland 1.5%
[d] Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, SPA Wells Fargo Bank, Daily VRDN and Put, 0.78%, 6/01/26	15,465,000	15,465,000

Michigan 0.5%[d] Green Lake Township EDC Revenue, Interlochen Center for the Arts Project, Refunding, LOC Harris Trust & Savings Bank, Daily VRDN and Put, 0.82%, 6/01/34	5,200,000	5,200,000

Minnesota 6.0%
[d]Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue,
Children’s Hospitals and Clinics, Series B, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 0.81%, 8/15/25	12,850,000	12,850,000
Children’s Hospitals and Clinics of Minnesota, Tranche I, Series A, AGMC Insured, SPA US Bank
National Association, Daily VRDN and Put, 0.82%, 8/15/37	24,850,000	24,850,000
Children’s Hospitals and Clinics of Minnesota, Tranche II, Series A, AGMC Insured, SPA US Bank
National Association, Daily VRDN and Put, 0.82%, 8/15/37	17,850,000	17,850,000

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Minnesota (continued)
[d]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.81%, 11/15/35	$2,400,000	$2,400,000
[d]Minnesota State Higher Education Facilities Authority Revenue, St. Paul Concordia University, Series Six-Q, LOC US Bank National Association, Daily VRDN and Put, 0.84%, 4/01/37	5,835,000	5,835,000

		63,785,000

Missouri 2.0%
[d]Missouri State Development Finance Board Revenue, Infrastructure Facilities, St. Louis Convention Center, Series C, LOC US Bank National Association, Daily VRDN and Put, 0.85%, 12/01/20	5,340,000	5,340,000
[d]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
De Smet Jesuit High School, Refunding, LOC US Bank National Association, Daily VRDN and Put, 0.85%, 11/01/27	2,300,000	2,300,000
St. Louis University, SPA US Bank National Association, Daily VRDN and Put, 0.81%, 7/01/32	3,150,000	3,150,000
St. Louis General Fund Revenue, TRAN, 3.00%, 6/01/18	10,000,000	10,153,100

		20,943,100

New York 3.6%
[d]New York City GO,
Fiscal 2006, Series I, Subseries I-8, SPA State Street Bank & Trust Co., Daily VRDN and Put, 0.85%, 4/01/36	5,000,000	5,000,000
Fiscal 2008, Series J, Subseries J-5, Refunding, SPA Bank of America, Daily VRDN and Put, 0.84%, 8/01/28	4,000,000	4,000,000
[d]New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily VRDN and Put, 0.81%, 6/15/38	17,900,000	17,900,000
[d]Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.80%, 12/01/37	11,200,000	11,200,000
[d]Triborough Bridge and Tunnel Authority Revenues, MTA Bridges and Tunnels, General, Refunding, Subseries B-2, LOC Wells Fargo Bank, Daily VRDN and Put, 0.81%, 1/01/32	700,000	700,000

		38,800,000

Ohio 1.3%
Ohio State Higher Educational Facility Revenue, Denison University 2017 Project, Series A, 2.00%, 11/01/17	1,000,000	1,001,900
[d]Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 0.81%, 1/01/39	13,000,000	13,000,000

		14,001,900

Pennsylvania 0.8%
[d]Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series A-2, Weekly VRDN and Put, 1.49%, (MUNIPSA + 0.70%), 12/01/19	3,000,000	3,008,070
Refunding, Series B, Weekly VRDN and Put, 1.94%, (MUNIPSA + 1.15%), 12/01/19	5,000,000	5,051,950

		8,060,020

franklintempleton.com	Semiannual Report	65

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Texas 0.1%
Clifton Higher Education Finance Corp. Revenue, Education, Idea Public Schools, Refunding, PSF Guarantee, 1.50%, 8/15/18	$1,360,000	$1,368,146

Total Short Term Investments (Cost $228,753,153)		228,823,166

Total Investments (Cost $1,080,568,910) 102.3%		1,087,112,632
Other Assets, less Liabilities (2.3)%		(24,627,685)

Net Assets 100.0%		$1,062,484,947

See Abbreviations on page 131.

aThe maturity date shown represents the mandatory put date.

bSecurity purchased on a when-issued basis. See Note 1(b).

cThe coupon rate shown represents the rate at period end.

dVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

66	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin High Yield Tax-Free Income Fund

	Six Months Ended
	August 31, 2017	Year Ended February 28,
	(unaudited)	2017	2016[a]	2015	2014	2013
Class A

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.25	$10.57	$10.68	$10.15	$10.98	$10.59
Income from investment operations[b]:
Net investment income[c]	0.21	0.46	0.45	0.46	0.47	0.46
Net realized and unrealized gains (losses)	0.07	(0.33)	(0.11)	0.54	(0.84)	0.38
Total from investment operations	0.28	0.13	0.34	1.00	(0.37)	0.84
Less distributions from net investment income	(0.23)	(0.45)	(0.45)	(0.47)	(0.46)	(0.45)
Net asset value, end of period	$10.30	$10.25	$10.57	$10.68	$10.15	$10.98

Total return[d]	2.73%	1.21%	3.30%	9.99%	(3.20)%	7.95%

Ratios to average net assets[e]
Expenses.	0.64%	0.64%	0.67%	0.65%	0.63%	0.65%
Net investment income	4.13%	4.36%	4.32%	4.39%	4.64%	4.22%

Supplemental data
Net assets, end of period (000’s)	$5,025,694	$5,030,901	$5,117,876	$5,244,428	$5,014,941	$6,559,328
Portfolio turnover rate	4.06%	12.26%	11.81%	8.29%	17.08%	10.47%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)

	Six Months Ended
	August 31, 2017	Year Ended February 28,
	(unaudited)	2017	2016[a]	2015	2014	2013
Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.44	$10.76	$10.86	$10.31	$11.14	$10.75
Income from investment operations[b]:
Net investment income[c]	0.19	0.41	0.40	0.41	0.42	0.40
Net realized and unrealized gains (losses)	0.06	(0.34)	(0.11)	0.55	(0.85)	0.38
Total from investment operations	0.25	0.07	0.29	0.96	(0.43)	0.78
Less distributions from net investment income	(0.20)	(0.39)	(0.39)	(0.41)	(0.40)	(0.39)
Net asset value, end of period	$10.49	$10.44	$10.76	$10.86	$10.31	$11.14

Total return[d]	2.40%	0.62%	2.78%	9.43%	(3.77)%	7.33%

Ratios to average net assets[e]
Expenses	1.19%	1.19%	1.22%	1.20%	1.18%	1.20%
Net investment income	3.58%	3.81%	3.77%	3.84%	4.09%	3.67%

Supplemental data
Net assets, end of period (000’s)	$965,850	$1,025,186	$1,062,643	$1,100,883	$1,042,823	$1,446,670
Portfolio turnover rate	4.06%	12.26%	11.81%	8.29%	17.08%	10.47%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

68	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)

Period Ended August 31, 2017 (unaudited)[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.31
Income from investment operations[b]:
Net investment income[c]	0.04
Net realized and unrealized gains (losses)	0.03
Total from investment operations	0.07
Less distributions from net investment income	(0.04)
Net asset value, end of period	$10.34

Total return[d]	0.65%

Ratios to average net assets[e]
Expenses	0.48%
Net investment income	4.29%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	4.06%

aFor the period August 1, 2017 (effective date) to August 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	69

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)

	Six Months Ended
	August 31, 2017	Year Ended February 28,
	(unaudited)	2017	2016[a]	2015	2014	2013
Advisor Class

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.30	$10.61	$10.72	$10.18	$11.02	$10.63
Income from investment operations[b]:
Net investment income[c]	0.22	0.47	0.46	0.47	0.49	0.47
Net realized and unrealized gains (losses)	0.05	(0.32)	(0.11)	0.55	(0.86)	0.38
Total from investment operations	0.27	0.15	0.35	1.02	(0.37)	0.85
Less distributions from net investment income	(0.23)	(0.46)	(0.46)	(0.48)	(0.47)	(0.46)
Net asset value, end of period	$10.34	$10.30	$10.61	$10.72	$10.18	$11.02

Total return[d]	2.67%	1.39%	3.39%	10.16%	(3.19)%	8.03%

Ratios to average net assets[e]
Expenses.	0.54%	0.54%	0.57%	0.55%	0.53%	0.55%
Net investment income	4.23%	4.46%	4.42%	4.49%	4.74%	4.32%

Supplemental data
Net assets, end of period (000’s)	$1,463,233	$1,898,648	$2,167,363	$2,194,757	$1,737,090	$2,156,523
Portfolio turnover rate	4.06%	12.26%	11.81%	8.29%	17.08%	10.47%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

70	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2017 (unaudited)

Franklin High Yield Tax-Free Income Fund

	Units	Value
Common Stocks and Other Equity Interests (Cost $717,086) 0.0%†
Consumer Discretionary 0.0%†
[a,b,c]1155 Island Avenue LLC, LP	9,185,586	$717,082

	Principal Amount
Corporate Bonds (Cost $4,566,873) 0.0%†
Consumer Discretionary 0.0%†
[d] 1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$4,566,873	4,571,134

Municipal Bonds 97.9%
Alabama 2.3%
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,894,720
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	7,848,600
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Refunding, Series A, 5.00%, 12/01/47	4,500,000	5,168,745
Jefferson County Sewer Revenue,
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28	7,350,000	4,071,753
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29	13,465,000	6,849,107
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30	19,050,000	8,895,969
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31	24,845,000	10,631,175
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32	30,825,000	12,108,060
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33	35,700,000	12,898,767
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34	28,020,000	9,293,954
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35	15,000,000	4,573,950
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36	12,425,000	3,476,639
Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter, 10/01/39	75,000,000	62,664,750
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	6,123,260
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,320,939
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,663,660

		168,484,048

Arizona 2.1%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,954,700
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc. Project, Refunding, Series D, 5.00%, 1/01/40	4,840,000	5,453,857
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	21,685,400
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	16,476,000
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	20,000,000	21,872,600
senior lien, Series A, 5.00%, 7/01/38	15,000,000	15,460,650
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,540,348
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/41	10,000,000	11,580,500
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	7,221,060
5.50%, 12/01/29	11,105,000	13,801,294

franklintempleton.com	Semiannual Report	71

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 6.00%, 7/01/24	$250,000	$272,288
Tucson, Pre-Refunded, 6.25%, 7/01/29	1,000,000	1,093,640
Tucson, Pre-Refunded, 6.50%, 7/01/39	1,500,000	1,647,210
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A, 6.375%, 12/01/37	15,500,000	14,922,470

		158,982,017

California 19.2%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	12,159,472
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	3,750,000	3,790,800
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,733,189
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 4.00%, 6/01/29	11,130,000	11,143,245
California Infrastructure and Economic Development Bank Revenue,
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/30	10,300,000	12,135,769
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/35	5,000,000	5,863,750
California State GO,
Various Purpose, 6.00%, 4/01/38	28,725,000	30,965,263
Various Purpose, 5.25%, 11/01/40	47,000,000	52,622,610
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	77,141,400
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	66,285,000
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	11,317,400
California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,603,600
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,869,280
California State Municipal Finance Authority Revenue,
California Baptist University, Series A, 5.50%, 11/01/45	17,400,000	19,314,522
California Baptist University, Series A, 5.00%, 11/01/46	6,800,000	7,230,780
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,801,250
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	22,000,000	23,415,700
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	10,000,000	11,090,200
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,616,860
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre- Refunded, 6.00%, 11/01/29	7,365,000	8,179,053
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre- Refunded, 6.00%, 11/01/34	17,560,000	19,500,907
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	20,371,473
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,388,406
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,393,650
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/36	7,210,000	7,714,772
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	13,000,000	14,337,310
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	3,000,000	3,287,910
Monterey Institute International, 5.50%, 7/01/31	11,165,000	11,707,284
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	5,000,000	5,203,350
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	10,000,000	10,366,000

72	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Centinela Valley UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC Insured, zero cpn., 8/01/37	$8,400,000	$3,213,000
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	3,425,000	1,901,560
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	1,913,240
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	1,873,430
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	1,862,228
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	3,065,000	1,010,684
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	1,840,500
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	10,000,000	9,136,100
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	7,295,000	6,676,165
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,270,443
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	33,531,137
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed, Capital Appreciation, First Subordinate, Series B, zero cpn., 6/01/47	50,000,000	6,651,500
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	52,685,000	57,956,661
Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24	60,000	60,058
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	40,746,045
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	39,250,783
Series B, 7.00%, 11/01/34	20,000,000	29,199,000
Series C, 6.50%, 11/01/39	20,000,000	29,114,400
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,359,113
Palmdale Elementary School District Special Tax,
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	1,050,930
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	798,875
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	763,250
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	2,046,600
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	2,167,960
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	2,833,270
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	1,734,700
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	2,317,000
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,832,041
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	12,040,700
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	17,554,650
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	27,813,908
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	20,972,492
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/34	5,000,000	2,303,450
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/35	10,000,000	4,322,500

franklintempleton.com	Semiannual Report	73

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	$10,000,000	$10,593,800
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	34,589,662
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	34,686,263
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24	52,700,000	48,373,857
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	45,200,000	40,458,068
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26	131,900,000	114,952,169
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27	139,100,000	116,948,325
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	22,115,800
junior lien, Refunding, Series B, 5.25%, 1/15/49	25,000,000	27,559,750
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,766,600
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	17,272,600
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn.to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	42,819,500
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42	10,000,000	2,998,200
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43	12,500,000	3,542,250
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Revenue, Turbo-Santa Clara, Capital Appreciation, Series A, zero cpn., 6/01/36	15,000,000	5,305,500
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,450,996
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	11,975,500

		1,435,077,418

Colorado 3.5%
Colorado Health Facilities Authority Revenue,
[e]The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 6/01/47	5,250,000	5,810,490
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	14,000,000	15,352,120
Frasier Meadows Retirement Community Project, Refunding and Improvement, Series A, 5.25%, 5/15/47	4,250,000	4,535,727
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	21,027,800
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45	2,000,000	2,121,300
Cornerstar Metropolitan District GO,
City of Aurora, Arapahoe County, Limited Tax Convertible to Unlimited Tax, Refunding, Series A, 5.125%, 12/01/37	1,000,000	1,048,860
City of Aurora, Arapahoe County, Limited Tax Convertible to Unlimited Tax, Refunding, Series A, 5.25%, 12/01/47	2,600,000	2,721,836
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding, Series A, 5.25%, 10/01/32	5,000,000	5,034,150
Denver Health and Hospital Authority Healthcare Revenue,
Refunding, Series A, 4.00%, 12/01/35	5,000,000	4,986,900
Refunding, Series A, 4.00%, 12/01/36	5,000,000	4,953,350
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	10,744,800
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	5,672,100
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	9,253,770
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	5,043,300
Current Interest, Series C, 5.375%, 9/01/26	5,000,000	5,555,950

74	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Leyden Rock Metropolitan District No. 10 GO,
Refunding and Improvement, Series A, 4.375%, 12/01/33	$750,000	$751,110
Refunding and Improvement, Series A, 5.00%, 12/01/45	1,250,000	1,278,063
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,131,640
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	3,023,692
6.25%, 11/15/28	12,500,000	16,281,750
6.50%, 11/15/38	80,100,000	114,626,304
Regional Transportation District COP,
Refunding, Series A, 5.00%, 6/01/25	1,115,000	1,226,790
Series A, Pre-Refunded, 5.00%, 6/01/25	12,385,000	13,711,557
Sierra Ridge Metropolitan District No. 2 GO, Douglas County, Limited Tax, Senior, Series A, 5.50%, 12/01/46	1,500,000	1,552,305
Southglenn Metropolitan District Special Revenue, Refunding, 5.00%, 12/01/46	2,100,000	2,132,970
[f] Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,280,000

		263,858,634

Connecticut 0.4%
Connecticut State Health and Educational Facilities Authority Revenue,
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/46	1,490,000	1,525,745
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/53	4,650,000	4,737,606
Hartford Healthcare Issue, Series F, 5.00%, 7/01/45	1,500,000	1,632,345
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/37	5,500,000	5,947,535
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/43	13,000,000	13,947,440

		27,790,671

District of Columbia 2.9%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Assured Guaranty, Pre-Refunded, 5.25%, 7/15/38	11,000,000	11,407,110
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,691,745
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,565,551
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,708,627
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,415,008
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	3,888,675
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,659,888
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	6,004,680
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	14,087,320
Ingleside at Rock Creek Project, Series A, 5.00%, 7/01/52	2,000,000	2,040,320
The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,548,067
The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	1,005,926
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	19,295,000	22,186,549
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	25,980,500
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	60,145,000	78,026,710
Washington Convention and Sports Authority Dedicated Tax Revenue, Convention Center Hotel Project, senior lien, Series A, 5.00%, 10/01/40	10,000,000	10,926,200

		214,142,876

franklintempleton.com	Semiannual Report	75

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Florida 6.8%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	$6,500,000	$7,115,420
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	940,000	941,081
Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding, 6.00%, 7/01/45	5,250,000	5,731,372
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	7,500,000	8,356,425
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	720,000	721,526
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	6,175,235
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	13,394,160
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	11,037,998
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	8,907,915
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,253,950
Florida State Mid-Bay Bridge Authority Revenue, first senior lien, Refunding, Series A, 5.00%, 10/01/40	3,000,000	3,363,180
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	38,945,000	39,659,251
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,525,000	6,726,557
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,295,000	2,299,544
Indigo CDD Capital Improvement Revenue,
Refunding, Series A, 7.00%, 5/01/31	695,000	695,466
[g] Refunding, Series C, 7.00%, 5/01/30	4,123,752	1,855,688
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/40	21,575,000	24,257,635
Lakeland Retirement Community Revenue,
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 5.875%, 1/01/19	575,000	596,954
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.25%, 1/01/28	1,230,000	1,277,380
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.375%, 1/01/43	2,250,000	2,327,243
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,172,970
Martin Memorial Medical Center, 5.00%, 11/15/45	7,500,000	8,046,675
Miami World Center CDD Special Assessment,
5.125%, 11/01/39	2,000,000	2,115,900
5.25%, 11/01/49	2,500,000	2,672,725
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 5.00%, 10/01/38	40,000,000	45,602,800
Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	23,436,234
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,820,385
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	48,320,904
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation, Refunding, Series A, Assured Guaranty, zero cpn., 10/01/45	25,000,000	7,316,750
Miami-Dade County School Board COP,
Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	7,985,000	9,153,365
Master Lease Purchase Agreement, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/33	14,310,000	14,706,101
North Sumter County Utility Dependent District Utility Revenue,
sub. bond, 6.00%, 10/01/30	3,780,000	4,306,705
sub. bond, 6.25%, 10/01/43	6,865,000	7,844,018

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Northern Palm Beach County ID Special Assessment,
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	$2,700,000	$2,829,276
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/37	750,000	801,308
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/46	3,000,000	3,180,210
Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,242,640
Orange County Health Facilities Authority Revenue,
Presbyterian Retirement Communities Project, 5.00%, 8/01/41	5,300,000	5,895,349
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	6,285,000	6,962,272
Orlando-Orange County Expressway Authority Revenue, Series C, Pre-Refunded, 5.00%, 7/01/35	7,965,000	8,841,389
Palm Beach County Health Facilities Authority Revenue, Retirement Communities, ACTS Retirement- Life Communities Inc., Obligated Group, Refunding, 5.00%, 11/15/32	8,180,000	9,407,409
Pelican Marsh CDD Special Assessment Revenue,
Refunding, 4.875%, 5/01/22	800,000	804,544
Refunding, 5.375%, 5/01/31	1,295,000	1,318,077
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	7,329,770
[g]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,061,199
River Place St. Lucie CDD Special Assessment Revenue,
Series A, 7.625%, 5/01/21	600,000	500,142
Series A, 7.625%, 5/01/30	1,590,000	1,240,931
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,530,000	6,530,392
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Pre- Refunded, 5.00%, 5/01/36	12,500,000	12,841,875
South Miami Health Facilities Authority Hospital Revenue,
Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	15,000,000	15,031,650
Baptist Health South Florida Obligated Group, Refunding, 5.00%, 8/15/42	15,500,000	15,527,125
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/35	3,765,000	3,801,483
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	6,800,000	6,969,252
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	7,100,000	8,041,815
7.00%, 5/01/41	6,305,000	7,439,206
Refunding, 5.00%, 5/01/22	975,000	1,024,121
Refunding, 5.25%, 5/01/31	1,935,000	2,105,145
Refunding, 5.50%, 5/01/42	1,930,000	2,116,901
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	1,800,000	2,031,570
5.00%, 5/01/32	5,615,000	6,043,424
5.125%, 5/01/43	8,500,000	9,167,420
6.00%, 5/01/44	8,000,000	9,275,040
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	435,000	436,701

		508,007,148

Georgia 3.1%
Atlanta Water and Wastewater Revenue,
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,600,000	11,518,914
Series A, Pre-Refunded, 6.25%, 11/01/34	30,000,000	33,407,100
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,400,000	21,190,620
[b,g,h]Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	88,200
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series C, 5.70%, 1/01/43	55,000,000	55,672,650
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23	25,000,000	25,461,750

franklintempleton.com	Semiannual Report	77

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Forsyth County Hospital Authority Revenue,
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.25%, 10/01/18	$1,505,000	$1,546,809
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.375%, 10/01/28	8,000,000	10,261,680
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health System Inc. Project, Series A, 5.00%, 4/01/47	5,000,000	5,674,950
Georgia Municipal Electric Authority Revenue, Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%, 7/01/60	17,000,000	19,195,720
Main Street Natural Gas Inc. Revenue,
Gas Project, Series A, 5.50%, 9/15/25	5,000,000	5,936,550
Gas Project, Series A, 5.50%, 9/15/27	4,000,000	4,802,640
Gas Project, Series A, 5.50%, 9/15/28	10,000,000	12,050,200
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,684,320
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,340,602
The Atlanta Development Authority Senior Health Care Facilities Revenue,
Georgia Proton Treatment Center Project, Series A-1, 6.75%, 1/01/35	2,500,000	2,613,075
Georgia Proton Treatment Center Project, Series A-1, 7.00%, 1/01/40	5,000,000	5,269,800

		227,715,580

Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,119,500
Hawaiian Electric Co. Inc. and Subsidiary Projects, Refunding, Series B, 4.00%, 3/01/37	10,000,000	10,278,500

		18,398,000

Idaho 0.4%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%, 11/01/37	12,500,000	13,246,875
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	15,110,888

		28,357,763

Illinois 5.0%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/35	19,800,000	8,373,420
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Pre-Refunded, 5.50%, 11/01/40	3,570,000	4,049,415
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,018
Bureau County Township High School District No. 502 GO, School Building, Series A, BAM Insured, 6.625%, 10/01/43	5,250,000	6,469,208
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/38	16,500,000	16,722,090
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	13,558,772
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	21,956,530
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	11,000,000	11,968,000
5.00%, 12/01/44	20,000,000	21,982,600
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	37,853,275
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25	2,750,000	3,120,260
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32	3,750,000	4,093,500

78	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Revenue,
Institute of Technology, 6.50%, 2/01/23	$1,000,000	$1,049,100
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,553,070
Mercy Health System Corp., Refunding, 5.00%, 12/01/40	16,980,000	18,534,519
OSF Healthcare System, Series A, 5.00%, 11/15/45	20,750,000	22,902,397
Plymouth Place Inc., Refunding, 5.00%, 5/15/37	2,500,000	2,611,750
Plymouth Place Inc., Refunding, 5.25%, 5/15/45	1,100,000	1,167,012
Resurrection Health Care, Series A, AGMC Insured, Pre-Refunded, 5.25%, 5/15/29	14,445,000	14,888,317
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	3,035,000	3,382,325
Riverside Health System, Refunding, 6.25%, 11/15/35	1,965,000	2,159,614
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,008,000
Rosalind Franklin University, Refunding, Series A, 5.00%, 8/01/47	1,525,000	1,660,329
Rosalind Franklin University Research Building Project, Series C, 5.00%, 8/01/46	1,900,000	2,073,527
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	10,728,800
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35	5,335,000	5,074,759
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47	10,000,000	9,029,000
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,711,500
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,368,050
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	15,350,000	16,144,976
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	11,087,392
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B-1, AGMC Insured,zero cpn., 6/15/45	18,100,000	5,582,764
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/15/35	10,000,000	4,776,800
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	7,500,000	9,512,475
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,140,400
Refunding, 6.00%, 6/01/28	24,650,000	28,019,655
United City of Yorkville Special Tax, Kendall County, Special Service Area Nos. 2005-108 and 2005-109, Refunding, 4.00%, 3/01/36	3,997,000	4,031,374

		373,349,993

Indiana 0.9%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	10,227,600
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,506,500
Baptist Homes of Indiana Senior Living, Series A, 5.25%, 11/15/46	2,500,000	2,793,275
Deaconess Health System Obligated Group, Refunding, Series A, 4.00%, 3/01/37	5,000,000	5,200,150
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,813,500
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,747,100
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	12,500,000	13,595,500
Indiana State Municipal Power Agency Revenue, Power Supply System, Series B, Pre-Refunded, 6.00%, 1/01/39	4,000,000	4,272,960
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.85%, 4/01/19	5,000,000	5,323,950

		66,480,535

franklintempleton.com	Semiannual Report	79

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Iowa 0.6%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Pre-Refunded, 6.00%, 9/01/39	$11,000,000	$12,617,550
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed, Refunding, Series B, 5.60%, 6/01/34	35,850,000	36,059,722

		48,677,272

Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,861,750

Kentucky 1.4%
Kentucky Economic Development Finance Authority Revenue,
Hospital, Owensboro Health Inc., Refunding, Series A, 5.00%, 6/01/45	8,950,000	9,702,963
Hospital, Owensboro Medical Health System Inc., Series A, Pre-Refunded, 6.50%, 3/01/45	18,330,000	21,033,125
Louisville Arena Project, Louisville Arena Authority Inc., Series A, Subseries A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,079,850
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter, 7/01/39	10,000,000	8,681,900
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43	5,000,000	4,352,950
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Inc. Project, Refunding and Improvement, 5.625%, 5/01/29	5,555,000	5,824,529
College, Bellarmine University Inc. Project, Refunding and Improvement, 6.125%, 5/01/39	5,000,000	5,225,200
Health Facilities, Jewish Hospital and St. Mary’s Healthcare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	11,748,975
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,714,095
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	8,000,000	8,596,960
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,711,500

		101,672,047

Louisiana 3.3%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,046,659
Louisiana Local Government Environmental Facilities and CDA Revenue,
Westlake Chemical Corp. Projects, 6.75%, 11/01/32	41,250,000	41,548,650
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	10,199,160
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	9,052,400
Woman’s Hospital Foundation Project, Refunding, Series A, 5.00%, 10/01/44	5,355,000	6,051,043
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	20,000,000	22,669,400
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	11,045,500
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/41	2,000,000	2,168,280
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/45	7,405,000	7,995,697
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.50%, 5/15/37	5,000,000	5,984,100
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	18,690,675
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/46	20,000,000	22,569,600
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	11,785,000	13,095,619
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	55,675,000	55,821,425
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,306,956
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,757,531

80	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%, 5/15/35	$1,000,000	$1,096,580

		245,099,275

Maine 0.3%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,675,680
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	11,115,700
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,818,864

		20,610,244

Maryland 0.6%
Baltimore Special Obligation Revenue,
Harbor Point Project, Refunding, 5.00%, 6/01/36	1,250,000	1,300,150
Harbor Point Project, Refunding, 5.125%, 6/01/43	2,500,000	2,608,000
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	6,970,000	7,373,912
Maryland State EDC, EDR, Transportation Facilities Project, Series A, 5.75%, 6/01/35	13,070,000	14,024,502
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,316,530
Medstar Health Issue, Series A, 5.00%, 5/15/45	10,000,000	11,417,700
Washington County Hospital Issue, Pre-Refunded, 6.00%, 1/01/43	6,000,000	6,098,880

		46,139,674

Massachusetts 1.1%
Massachusetts Bay Transportation Authority Revenue,
General Transportation System, Series A, 7.00%, 3/01/21	775,000	857,437
General Transportation System, Series A, ETM, 7.00%, 3/01/21.	230,000	237,197
Massachusetts Development Finance Agency Revenue,
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,588,917
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	2,255,020
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	4,680,514
[i] Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put, Pre-Refunded, 5.75%, 5/01/19	3,700,000	3,992,411
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue K, Refunding, 5.25%, 7/01/29	6,940,000	7,583,407
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	11,490,015
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%, 1/01/34	35,000,000	45,988,250

		79,673,168

Michigan 4.4%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	19,811,877
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	6,151,850
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000	15,055
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,356,480
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,626,151

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority Revenue,
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.00%, 7/01/24	$3,000,000	$3,197,310
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.75%, 7/01/44	5,505,000	5,594,621
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/41	5,050,000	5,678,775
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	30,296,767
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	75,000	86,904
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B, 5.00%, 7/01/39	7,600,000	8,218,868
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B, 5.00%, 7/01/44	10,000,000	10,770,400
Local Government Loan Program, senior lien, Refunding, Series C-1, 5.00%, 7/01/44	10,000,000	10,732,900
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%, 7/01/32	10,000,000	11,450,200
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%, 7/01/33	3,000,000	3,423,000
Local Government Loan Program, senior lien, Refunding, Series D-1, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,648,550
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/29	11,000,000	12,536,370
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/30	9,000,000	10,209,150
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/34	10,000,000	11,192,000
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	11,218,200
Michigan Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34	4,065,000	4,431,460
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	26,810,000	29,899,316
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,406,536
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	175,000	184,559
Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	11,405,200
Facilities Program, Series I, Pre-Refunded, 6.00%, 10/15/38	5,825,000	6,153,181
Michigan Tobacco Settlement Finance Authority Revenue,
First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/52	150,000,000	9,448,500
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	2,500,000	2,499,950
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/48	5,000,000	4,964,750
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	10,320,000	11,496,170
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	21,456,400
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.00%, 8/01/39	33,120,000	36,266,069

		325,827,519

Minnesota 0.3%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	11,747,340
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	6,683,875
Minneapolis Senior Housing and Healthcare Revenue,
Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,920,652
Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	1,006,270

		22,358,137

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Mississippi 1.5%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	$18,875,000	$22,082,051
Mississippi Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health Care, Series A, 5.00%, 9/01/41	47,000,000	52,077,410
Warren County Gulf Opportunity Zone Revenue,
International Paper Co. Project, Series A, 5.50%, 9/01/31	20,000,000	20,055,000
International Paper Co. Project, Series A, 6.50%, 9/01/32	10,000,000	10,506,800
International Paper Co. Project, Series A, 5.80%, 5/01/34	7,000,000	7,748,860

		112,470,121

Missouri 0.6%
Cape Girardeau County IDA Health Facilities Revenue, Southeast Health, Refunding, Series A, 6.00%, 3/01/33	5,350,000	6,141,853
Kirkwood IDA Retirement Community Revenue,
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/42	1,000,000	1,061,550
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/50	3,500,000	3,692,850
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, Pre-Refunded, 6.00%, 1/01/39	11,000,000	11,750,640
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	7,000,000	7,620,900
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	3,000,000	3,283,410
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	7,000,000	7,323,190
Stoddard County IDA Health Facilities Revenue, Southeast Health, Refunding, Series B, 6.00%, 3/01/37	4,220,000	4,757,797

		45,632,190

Nebraska 0.1%
Douglas County Hospital Authority No. 3 Revenue, Health Facilities Methodist Health System, Refunding, 5.00%, 11/01/45	6,750,000	7,497,833

Nevada 0.4%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,295,000	1,304,868
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,010,000	1,016,676
Local ID No. 142, Mountain’s Edge, Refunding, 5.00%, 8/01/21	1,280,000	1,384,371
Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	995,000	1,039,855
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18	775,000	773,574
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	780,000	774,883
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,170,000	1,145,933
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,235,000	1,191,269
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,230,000	1,242,300
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/32	1,750,000	1,720,915
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/35	2,500,000	2,409,750
Las Vegas Special ID No. 812 Special Assessment,
Local Improvement, Summerlin Village 24, 5.00%, 12/01/27	1,495,000	1,579,587
Local Improvement, Summerlin Village 24, 5.00%, 12/01/30	1,730,000	1,790,065
Local Improvement, Summerlin Village 24, 5.00%, 12/01/35	1,100,000	1,113,244
Las Vegas Special ID No. 813 Special Assessment,
Local Improvement, Summerlin Village 26, 4.00%, 6/01/33	635,000	625,488
Local Improvement, Summerlin Village 26, 4.25%, 6/01/37	375,000	373,984
Local Improvement, Summerlin Village 26, 4.375%, 6/01/42	500,000	500,165
Local Improvement, Summerlin Village 26, 4.50%, 6/01/47	575,000	578,571

franklintempleton.com	Semiannual Report	83

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Nevada (continued)
Overton Power District No. 5 Special Obligation Revenue, Pre-Refunded, 8.00%, 12/01/38	$7,500,000	$8,150,025

		28,715,523

New Hampshire 0.1%
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,527,850

New Jersey 3.5%
Hudson County Improvement Authority Solid Waste System Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,509,050
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,429,550
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A, 5.00%, 1/01/48	5,000,000	5,363,450
School Facilities Construction, Series AAA, 5.00%, 6/15/35	3,450,000	3,765,227
School Facilities Construction, Series AAA, 5.00%, 6/15/41	4,550,000	4,903,080
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 4.875%, 9/15/19	10,805,000	11,175,287
Continental Airlines Inc. Project, 5.125%, 9/15/23	19,800,000	21,864,546
Continental Airlines Inc. Project, 5.25%, 9/15/29	41,900,000	45,992,792
New Jersey Health Care Facilities Financing Authority Revenue,
St. Joseph’s Healthcare System Obligated Group Issue, Pre-Refunded, 6.625%, 7/01/38	27,015,000	28,294,971
University Hospital Issue, Refunding, Series A, 5.00%, 7/01/46	5,750,000	6,469,210
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	5,157,571
Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,731,350
Transportation Program, Series AA, 5.00%, 6/15/44	9,335,000	9,934,960
Transportation Program, Series AA, 5.00%, 6/15/44	8,090,000	8,541,422
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	46,750,000	17,077,307
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	37,511,316
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	20,570,014
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	18,547,725

		258,838,828

New Mexico 2.0%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40	58,000,000	63,649,780
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	20,230,754
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40	53,520,000	58,733,383
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,268,450

		147,882,367

New York 4.0%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000	13,556,250
MAC for City of Troy Revenue,
Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	428,010	400,643
Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	601,629
MTA Revenue,
Transportation, Refunding, Series D, 5.00%, 11/15/38	8,790,000	10,135,573
Transportation, Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,187,400
Transportation, Series A, 5.00%, 11/15/41	15,500,000	17,513,605

84	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
MTA Revenue, (continued)
Transportation, Series E, 5.00%, 11/15/33	$10,000,000	$11,719,600
New York City GO,
Refunding, Series H, 6.125%, 8/01/25	5,000	5,019
Series F, 7.50%, 2/01/21	5,000	5,024
Series G, 7.50%, 2/01/22	5,000	5,023
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48.	7,500,000	7,891,725
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	2,760,000	2,760,166
New York Liberty Development Corp. 3 World Trade Center Project, Class 2, Refunding, 5.375%, 11/15/40	10,000,000	11,175,800
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	20,148,905
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	65,000,000	83,071,950
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Orange Regional Medical Center, Pre-Refunded, 6.125%, 12/01/29	16,000,000	17,045,600
Non-State Supported Debt, Orange Regional Medical Center, Pre-Refunded, 6.25%, 12/01/37	30,000,000	32,006,700
New York Transportation Development Corp. Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project, Series A, 5.25%, 1/01/50	41,785,000	46,520,076
Rockland Tobacco Asset Securitization Corp. Settlement Revenue, Asset-Backed, First Subordinate, Series A, zero cpn., 8/15/45	61,000,000	9,340,320
TSASC Inc. Revenue, Tobacco Settlement, Refunding, Senior Series A, 5.00%, 6/01/41	4,000,000	4,498,240

		299,589,248

North Carolina 0.5%
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,427,088
Recovery Zone Facility, International Paper Co. Projects, Series B, 6.25%, 11/01/33	4,000,000	4,391,040
North Carolina State Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project, 5.00%, 12/31/37	3,100,000	3,386,626
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,785,600
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	2,969,090
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	1,000,000	1,047,220
Vidant Health, Refunding, 5.00%, 6/01/45	5,000,000	5,590,400
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge Project, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,744,535
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,193,030

		40,534,629

North Dakota 0.1%
Burleigh County Education Facilities Revenue,
University of Mary Project, 5.10%, 4/15/36	2,800,000	2,868,432
University of Mary Project, 5.20%, 4/15/46	5,430,000	5,523,070

		8,391,502

Ohio 2.5%
American Municipal Power Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	1,315,000	1,334,409
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.00%, 2/15/38	20,970,000	21,359,203
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%, 6/01/45	12,500,000	14,175,250

franklintempleton.com	Semiannual Report	85

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Butler County Hospital Facilities Revenue,
UC Health, 5.50%, 11/01/40	$6,680,000	$7,379,931
UC Health, Pre-Refunded, 5.50%, 11/01/40	3,320,000	3,771,387
Centerville Health Care Revenue,
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/47	2,700,000	2,881,575
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/50	2,500,000	2,661,800
Chillicothe Hospital Facilities Revenue, Adena Health System Obligated Group Project, Refunding and Improvement, 5.00%, 12/01/47	6,690,000	7,559,031
Fairfield County Hospital Revenue, Fairfield Medical Center Project, Refunding and Improvement, 5.00%, 6/15/43	10,000,000	10,494,700
Hamilton County Healthcare Revenue,
Life Enriching Communities Project, Series A, Pre-Refunded, 6.50%, 1/01/41	4,970,000	5,840,545
Life Enriching Communities Project, Series A, Pre-Refunded, 6.625%, 1/01/46	2,500,000	2,948,075
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45	6,000,000	6,606,060
Little Miami Local School District GO,
School Improvement, Pre-Refunded, 6.875%, 12/01/34	5,100,000	6,018,561
School Improvement, Refunding, 6.875%, 12/01/34	575,000	669,760
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40.	15,000,000	17,236,950
Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, 5.00%, 1/15/46	6,000,000	6,739,560
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	34,299,300
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Pre-Refunded, 5.75%, 2/15/38	17,000,000	17,371,620
Southeastern Port Authority Hospital Facilities Revenue,
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	1,000,000	1,056,440
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	1,043,070
Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,410,331
Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%, 12/01/42	14,000,000	15,517,040

		188,374,598

Oklahoma 0.3%
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue, Inverness Village Community, Refunding, 5.75%, 1/01/37	5,000,000	5,142,300
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross Village Student Housing Project, Series A, 5.00%, 8/01/47	10,000,000	11,043,100
Tulsa County Industrial Authority Senior Living Community Revenue,
Montereau Inc. Project, Refunding, 5.25%, 11/15/37	1,250,000	1,395,800
Montereau Inc. Project, Refunding, 5.25%, 11/15/45	5,250,000	5,811,278

		23,392,478

Oregon 0.4%
Multnomah County Hospital Facilities Authority Revenue,
Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44	3,000,000	3,246,720
Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49	5,500,000	5,968,270
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,437,550
Salem Hospital Facility Authority Revenue,
Capital Manor Inc., Refunding, 5.00%, 5/15/22	1,000,000	1,082,780
Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,120,400
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,092,510
Capital Manor Inc., Refunding, 6.00%, 5/15/42	3,100,000	3,408,512

86	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Salem Hospital Facility Authority Revenue, (continued)
Capital Manor Inc., Refunding, 6.00%, 5/15/47	$2,000,000	$2,194,520
Yamhill County Hospital Authority, Friendsview Retirement Community, Refunding, Series A, 5.00%, 11/15/51	3,045,000	3,233,760

		26,785,022

Pennsylvania 2.1%
Allegheny County Higher Education Building Authority University Revenue,
Carlow University Project, Refunding, 6.75%, 11/01/31	1,215,000	1,358,844
Carlow University Project, Refunding, 7.00%, 11/01/40	2,000,000	2,245,240
Chester County IDA Revenue,
Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,628,055
Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,854,444
Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,237,407
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	13,213,200
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	3,720,000	3,729,002
Lancaster County Hospital Authority Revenue,
Brethren Village Project, Refunding, 5.125%, 7/01/37	1,000,000	1,111,160
Brethren Village Project, Refunding, 5.25%, 7/01/41	1,000,000	1,116,990
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series A, Pre-Refunded, 5.50%, 8/15/40	15,000,000	15,657,150
[i] Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Mandatory Put, 5.00%, 9/01/20	25,000,000	25,282,750
Pennsylvania State Turnpike Commission Turnpike Revenue,
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37	20,000,000	14,783,600
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	18,349,384
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,381,850
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	21,692,400
Philadelphia IDAR, Senior Living Facilities, Wesley Enhanced Living Obligated Group, Refunding, Series A, 5.00%, 7/01/49	3,000,000	3,127,500
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	20,000,000	23,135,200

		155,904,176

Rhode Island 0.4%
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Care New England Issue, Series A, Pre-Refunded, 6.00%, 9/01/33	7,320,000	9,251,821
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	9,049,520
Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, Series A, 5.00%, 6/01/40	10,000,000	10,645,400

		28,946,741

South Carolina 0.9%
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	11,378,000
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	58,791,466

		70,169,466

franklintempleton.com	Semiannual Report	87

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
South Dakota 0.2%
Sioux Falls Health Facilities Revenue,
Dow Rummel Village Project, 5.00%, 11/01/42	$3,000,000	$3,084,120
Dow Rummel Village Project, Refunding, 5.00%, 11/01/46	11,110,000	11,379,862

		14,463,982

Tennessee 1.3%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/27	19,365,000	14,316,351
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/28	19,400,000	13,658,182
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/29	19,365,000	12,895,153
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/30	19,370,000	12,275,350
Knox County Health Educational and Housing Facility Board Hospital Revenue,
Covenant Health, Refunding, Series A, 5.00%, 1/01/42	5,000,000	5,621,400
Covenant Health, Refunding, Series A, 5.00%, 1/01/47	5,000,000	5,579,150
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23	5,000,000	5,625,750
Refunding, Series B, 5.75%, 7/01/24	3,500,000	3,937,010
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	20,000,000	22,680,600

		96,588,946

Texas 8.8%
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated Group, St. Joseph Regional Health Center, Pre-Refunded, 5.50%, 1/01/38	5,250,000	5,448,397
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of Austin, Series B, 6.125%, 4/01/45	10,000,000	10,943,600
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35	3,000,000	1,560,420
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37	2,500,000	1,192,175
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38	2,405,000	1,097,161
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39	2,545,000	1,110,053
senior lien, Pre-Refunded, 5.75%, 1/01/25	2,350,000	2,601,826
senior lien, Pre-Refunded, 5.75%, 1/01/31	2,500,000	2,885,825
senior lien, Pre-Refunded, 6.00%, 1/01/41	7,925,000	9,212,575
senior lien, Pre-Refunded, 6.25%, 1/01/46	24,340,000	28,492,647
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,636,450
Clifton Higher Education Finance Corp. Revenue, Uplift Education, Series A, 5.00%, 12/01/45	3,855,000	4,235,604
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	13,249,320
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	55,140,500
Joint Improvement, Series B, 5.00%, 11/01/44	11,385,000	12,876,207
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A, 7.25%, 8/15/38	15,000,000	19,034,400
[e]Fort Worth Special Assessment Revenue,
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/27	1,965,000	2,051,362
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/32	1,270,000	1,279,919
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.125%, 9/01/37	1,650,000	1,646,915

88	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	$10,000,000	$9,443,800
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,197,159
Harris County Cultural Education Facilities Finance Corp. Revenue,
Brazos Presbyterian Homes Inc. Project, first mortgage, Refunding, 5.00%, 1/01/48	10,000,000	10,469,600
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/43	3,000,000	3,867,120
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/48	5,250,000	6,767,460
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	14,563,395
Houston Airport System Revenue, Special Facilities, United Airlines Terminal E Project, Refunding, 4.75%, 7/01/24	10,000,000	11,007,600
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,386,050
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%, 11/01/29	10,000,000	10,960,900
Mesquite Health Facilities Development Corp. Retirement Facility Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/35	5,175,000	5,474,115
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,044,720
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42	3,750,000	3,918,075
Mission Economic Development Corp. Revenue, Natgasoline Project, senior lien, Series B, 5.75%, 10/01/31	7,000,000	7,331,100
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries Project, 6.50%, 1/01/43	4,350,000	4,926,244
New Hope Cultural Education Facilities Finance Corp. Retirement Facilities Revenue,
MRC Crestview, Refunding, 5.00%, 11/15/36	1,020,000	1,074,468
MRC Crestview, Refunding, 5.00%, 11/15/46	4,100,000	4,265,189
Wesleyan Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,368,928
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue,
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, fourth tier, Series D, 6.00%, 7/01/26	175,000	172,282
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, fourth tier, Series D, 7.00%, 7/01/51	5,110,000	5,196,563
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%, 4/01/47	6,420,000	6,887,569
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,292,650
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	30,000,000	32,498,400
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,350,000	2,500,024
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,150,000	10,861,921
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	31,841,750
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,926,950
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	29,077,500
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	10,824,900
System, first tier, Refunding, Series A, 5.625%, 1/01/33	150,000	152,277
System, first tier, Refunding, Series A, 5.75%, 1/01/48	4,015,000	4,069,684
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,791,300
System, first tier, Refunding, Series B, 5.75%, 1/01/40	1,420,000	1,440,973
System, first tier, Series A, Pre-Refunded, 5.625%, 1/01/33	850,000	863,063
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/48	25,985,000	26,392,445
System, first tier, Series B, Pre-Refunded, 5.75%, 1/01/40	10,260,000	10,422,518

franklintempleton.com	Semiannual Report	89

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue, (continued)
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	$15,000,000	$16,013,250
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	20,000,000	20,316,800
Red River Education Financing Corp. Higher Education Revenue, Houston Baptist University Project, Refunding, 5.50%, 10/01/46	4,250,000	4,754,773
Red River Health Facilities Development Corp. First Mortgage Revenue,
[g]Eden Home Project, 7.25%, 12/15/42	11,000,000	6,380,000
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,595,700
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,076,260
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Revenue,
Buckner Retirement Services Inc. Project, Refunding, 5.00%, 11/15/37	2,000,000	2,299,620
Buckner Retirement Services Inc. Project, Refunding, 5.00%, 11/15/46	2,000,000	2,269,900
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	16,497,201
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44	5,125,000	5,489,900
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49	3,625,000	3,871,500
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	27,730,500
5.00%, 12/15/31	24,500,000	27,087,200
5.00%, 12/15/32	10,000,000	11,019,900
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,624,650
second tier, Refunding, Series C, 5.00%, 8/15/42	15,965,000	17,772,398
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, 6.00%, 11/01/41	9,350,000	9,600,860

		657,374,460

Virginia 0.9%
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%, 11/01/43	17,575,000	19,776,796
Tobacco Settlement FICO Revenue, Capital Appreciation, Second Subordinate, Refunding, Series D,zero cpn., 6/01/47	50,000,000	3,556,000
Virginia Small Business Financing Authority Revenue,
Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	6,485,000	7,379,735
Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	39,623,109

		70,335,640

Washington 1.6%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	12,831,080
Washington State District Project, 5.50%, 6/01/39	16,250,000	17,443,725
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A, 5.50%, 9/01/42	3,150,000	3,250,958
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	7,040,000	8,688,275
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%, 12/01/35	5,355,000	5,790,201
Washington State Economic Development Finance Authority Environmental Facilities Revenue,
Coalview Centralia LLC Project, 8.25%, 8/01/25	3,825,000	3,294,587
Coalview Centralia LLC Project, 9.50%, 8/01/25	13,025,000	11,868,119
Columbia Pulp I LLC Project, Series A, 7.50%, 1/01/32	5,000,000	5,504,150

90	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	$8,500,000	$9,410,520
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,190,075
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,801,451
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Pre-Refunded, 5.625%, 10/01/40	5,235,000	5,734,157
Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,189,100

		115,996,398

West Virginia 0.7%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	14,773,163
Kanawha County Commission Student Housing Revenue, The West Virginia State University Foundation Project, 6.75%, 7/01/45	6,650,000	7,137,113
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	27,250,000	26,849,152
West Virginia Hospital Finance Authority Revenue, Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/47	5,000,000	5,592,150

		54,351,578

Wisconsin 1.1%
PFA Limited Obligation Grant Revenue, American Dream at Meadowlands Project, Series A, 6.75%, 8/01/31	10,000,000	10,680,200
PFA Limited Obligation PILOT Revenue, American Dream at Meadowlands Project, 6.75%, 12/01/42	10,000,000	11,387,800
Wisconsin Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,354,800
[e]Marshfield Clinic Health System Inc., Refunding, Series C, 5.00%, 2/15/47	10,000,000	11,160,800
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/45.	1,500,000	1,595,025
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,313,500
Wisconsin PFA Exempt Facilities Revenue, Celanese Project, Refunding, Series C, 4.30%, 11/01/30	11,000,000	11,328,240
Wisconsin State General Fund Annual Appropriation Revenue,
Series A, Pre-Refunded, 6.00%, 5/01/33	13,590,000	14,743,112
Series A, Pre-Refunded, 6.00%, 5/01/33	1,410,000	1,527,199
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A, NATL Insured, 5.50%, 12/01/40	6,755,000	7,593,836

		80,684,512

Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	5,886,760
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,141,740
Wyoming CDA Student Housing Revenue,
CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	655,332
CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,737,904
Wyoming Municipal Power Agency Power Supply System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/28	1,350,000	1,370,318
Series A, Pre-Refunded, 5.50%, 1/01/33	2,360,000	2,395,518
Series A, Pre-Refunded, 5.50%, 1/01/38	2,810,000	2,852,290
Series A, Pre-Refunded, 5.375%, 1/01/42	2,750,000	2,790,288

		23,830,150

franklintempleton.com	Semiannual Report	91

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories 4.7%
Guam 1.2%
Government of Guam GO,
Series A, 6.00%, 11/15/19	$5,075,000	$5,309,820
Series A, Pre-Refunded, 6.75%, 11/15/29	10,000,000	11,247,900
Series A, Pre-Refunded, 7.00%, 11/15/39	15,000,000	16,953,000
Guam Government Department of Education COP,
John F. Kennedy High School Project, Series A, 6.625%, 12/01/30	5,065,000	5,367,634
John F. Kennedy High School Project, Series A, 6.875%, 12/01/40	4,000,000	4,235,440
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	12,169,304
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,850,000	4,249,053
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	8,430,000	9,327,036
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,269,360
Guam International Airport Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	2,317,600
General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,510,870
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	10,000,000	10,568,000

		89,525,017

Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	5,320,000	5,419,058

Puerto Rico 2.9%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	11,500,000	11,499,080
Asset-Backed, Refunding, 5.625%, 5/15/43	4,000,000	4,030,040
[g]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	5,000,000	2,746,750
[g]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	15,961,886
Series A, 7.25%, 7/01/30	25,000,000	14,785,000
Series A, 6.75%, 7/01/36	29,750,000	17,594,150
Series A, 7.00%, 7/01/43	5,000,000	2,957,000
Series A-4, zero cpn., 7/01/19	5,500,000	3,243,900
Series B, zero cpn., 7/01/19	5,500,000	3,243,900
Series E-1, zero cpn., 1/01/21	6,000,000	3,541,920
Series E-2, zero cpn., 7/01/21	6,000,000	3,542,940
Series E-3, zero cpn., 1/01/22	1,989,500	1,176,590
Series E-4, zero cpn., 7/01/22	1,989,499	1,176,590
Series WW, 5.50%, 7/01/38	16,355,000	9,672,347
Series XX, 5.75%, 7/01/36	23,620,000	13,968,868
Series XX, 5.25%, 7/01/40	71,780,000	42,450,692
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, Refunding, 5.125%, 12/01/27	3,000,000	3,136,020
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	3,500,000	3,391,500
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	2,505,000	2,320,056
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	17,835,000	16,541,963
Hospital Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	5,000,000	5,306,750
[g]Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	8,000,000	4,170,000
[g]Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	50,125,000	1,566,406

92	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
[g]Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/34	$29,465,000	$2,292,966
Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/36	17,800,000	1,285,694
Capital Appreciation, First Subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	43,500,000	9,570,000
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	60,970,000	15,852,200

		217,025,208

U.S. Virgin Islands 0.5%
Virgin Islands PFAR,
Matching Fund Loan Note, senior lien, Series A, 5.00%, 10/01/29.	6,300,000	5,079,375
Matching Fund Loan Note, Series A, 5.00%, 10/01/32	19,930,000	15,869,263
Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A, 6.00%, 10/01/39	5,000,000	3,600,000
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	7,500,000	5,793,750
Virgin Islands Matching Fund Loan Note, senior lien, Refunding, Series B, 5.00%, 10/01/24	6,000,000	4,935,000

		35,277,388

Total U.S. Territories		347,246,671

Total Municipal Bonds (Cost $6,631,402,260)		7,297,088,678

Total Investments before Short Term Investments (Cost $6,636,686,219)		7,302,376,894

Short Term Investments 1.4%
Municipal Bonds 1.4%
Arizona 0.3%
[j]Phoenix IDA Health Care Facilities Revenue, Mayo Clinic, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 0.72%, 11/15/52	20,000,000	20,000,000

Florida 0.4%
[j] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.86%, 9/01/28	30,860,000	30,860,000

Georgia 0.0%†
[g,h]Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 6.50%, 4/30/17	3,625,000	3,045,000

Louisiana 0.1%
[j] Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding, Series A, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.82%, 9/01/17	7,350,000	7,350,000

Minnesota 0.1%
[j]Minnesota State Higher Education Facilities Authority Revenue, St. Paul Concordia University, Series Six-Q, LOC US Bank National Association, Daily VRDN and Put, 0.84%, 4/01/37	5,000,000	5,000,000

New York 0.0%†
[j]New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-3, SPA Toronto Dominion Bank, Daily VRDN and Put, 0.83%, 6/15/49	1,600,000	1,600,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-4, SPA Bank of Montreal, Daily VRDN and Put, 0.85%, 6/15/49.	1,000,000	1,000,000

		2,600,000

Pennsylvania 0.1%
[j]Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 0.84%, 12/01/28.	3,400,000	3,400,000

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
Tennessee 0.4%
[j]Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 0.81%, 6/01/42	$31,100,000	$31,100,000

Total Short Term Investments (Cost $103,935,000)		103,355,000

Total Investments (Cost $6,740,621,219) 99.3%		7,405,731,894
Other Assets, less Liabilities 0.7%		49,050,234

Net Assets 100.0%		$7,454,782,128

See Abbreviations on page 131.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

cSee Note 8 regarding restricted securities.

dIncome may be received in additional securities and/or cash.

eSecurity purchased on a when-issued basis. See Note 1(b).

fThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.

gSee Note 6 regarding defaulted securities.

hAt August 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.

iThe maturity date shown represents the mandatory put date.

jVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin Massachusetts Tax-Free Income Fund

	Six Months Ended August 31, 2017	Year Ended February 28,
	(unaudited)	2017	2016[a]	2015	2014	2013

Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.63	$11.94	$11.93	$11.42	$12.16	$12.02

Income from investment operations[b]:
Net investment income[c]	0.18	0.39	0.40	0.42	0.42	0.42
Net realized and unrealized gains (losses)	0.18	(0.31)	0.01	0.51	(0.76)	0.14

Total from investment operations	0.36	0.08	0.41	0.93	(0.34)	0.56

Less distributions from net investment income	(0.19)	(0.39)	(0.40)	(0.42)	(0.40)	(0.42)

Net asset value, end of period	$11.80	$11.63	$11.94	$11.93	$11.42	$12.16

Total return[d]	3.08%	0.62%	3.50%	8.28%	(2.75)%	4.75%

Ratios to average net assets[e]

Expenses.	0.67%	0.67%	0.66%	0.67%	0.66%	0.65%
Net investment income	3.11%	3.23%	3.38%	3.56%	3.64%	3.49%

Supplemental data

Net assets, end of period (000’s)	$375,162	$375,435	$400,201	$439,041	$419,556	$525,946
Portfolio turnover rate	11.24%	7.16%	4.90%	6.51%	7.12%	20.05%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2017	Year Ended February 28,
	(unaudited)	2017	2016[a]	2015	2014	2013

Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.77	$12.07	$12.06	$11.53	$12.29	$12.14

Income from investment operations[b]:
Net investment income[c]	0.15	0.32	0.34	0.36	0.36	0.36
Net realized and unrealized gains (losses)	0.17	(0.30)	—	0.53	(0.78)	0.14

Total from investment operations	0.32	0.02	0.34	0.89	(0.42)	0.50

Less distributions from net investment income	(0.15)	(0.32)	(0.33)	(0.36)	(0.34)	(0.35)

Net asset value, end of period	$11.94	$11.77	$12.07	$12.06	$11.53	$12.29

Total return[d]	2.76%	0.13%	2.89%	7.79%	(3.41)%	4.20%

Ratios to average net assets[e]
Expenses	1.22%	1.22%	1.21%	1.22%	1.21%	1.20%
Net investment income	2.56%	2.68%	2.83%	3.01%	3.09%	2.94%

Supplemental data
Net assets, end of period (000’s)	$58,538	$60,441	$61,834	$62,878	$61,760	$90,144
Portfolio turnover rate	11.24%	7.16%	4.90%	6.51%	7.12%	20.05%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHT

Franklin Massachusetts Tax-Free Income Fund (continued)

Period Ended
August 31, 2017
(unaudited)[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.76

Income from investment operations[b]:
Net investment income[c]	0.03
Net realized and unrealized gains (losses)	0.04

Total from investment operations	0.07

Less distributions from net investment income	(0.03)

Net asset value, end of period	$11.80

Total return[d]	0.59%

Ratios to average net assets[e]

Expenses	0.53%
Net investment income	3.25%

Supplemental data

Net assets, end of period (000’s)	$5
Portfolio turnover rate	11.24%

aFor the period August 1, 2017 (effective date) to August 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)

	Six Months Ended
	August 31, 2017	Year Ended February 28,
	(unaudited)	2017	2016[a]	2015	2014	2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.63	$11.94	$11.93	$11.41	$12.16	$12.02

Income from investment operations[b]:
Net investment income[c]	0.19	0.40	0.41	0.43	0.43	0.44
Net realized and unrealized gains (losses)	0.17	(0.31)	0.01	0.53	(0.77)	0.14

Total from investment operations	0.36	0.09	0.42	0.96	(0.34)	0.58

Less distributions from net investment income	(0.19)	(0.40)	(0.41)	(0.44)	(0.41)	(0.44)

Net asset value, end of period	$11.80	$11.63	$11.94	$11.93	$11.41	$12.16

Total return[d]	3.12%	0.72%	3.60%	8.48%	(2.74)%	4.85%

Ratios to average net assets[e]

Expenses	0.57%	0.57%	0.56%	0.57%	0.56%	0.55%
Net investment income	3.21%	3.33%	3.48%	3.66%	3.74%	3.59%

Supplemental data

Net assets, end of period (000’s)	$53,346	$34,909	$12,614	$10,274	$4,574	$9,135
Portfolio turnover rate	11.24%	7.16%	4.90%	6.51%	7.12%	20.05%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2017 (unaudited)

Franklin Massachusetts Tax-Free Income Fund

	Principal Amount	Value

Municipal Bonds 94.4%
Massachusetts 94.4%
Boston GO, Refunding, Series B, 5.00%, 4/01/26	$6,160,000	$7,632,610
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	4,400,000	4,915,240
Braintree GO, Refunding, 5.00%, 5/15/27	2,000,000	2,542,340
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,773,971
Dudley-Charlton Regional School District GO, Series B, NATL Insured, 5.25%, 5/01/19	3,140,000	3,359,769
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	5,215,360
Refunding, Series B, 5.00%, 7/01/33	2,500,000	2,960,825
Series A, 5.00%, 7/01/40	5,000,000	5,805,600
Massachusetts Commonwealth GO, Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	5,000,000	6,624,350
Massachusetts Development Finance Agency Revenue,
Boston College Issue, Refunding, Series T, 5.00%, 7/01/42	3,750,000	4,429,125
Boston University Issue, Series BB1, 4.00%, 10/01/46	5,000,000	5,248,300
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	5,176,250
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	16,917,750
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	2,265,000	2,588,668
Harvard University Issue, Refunding, Series A, 4.00%, 7/15/29	5,000,000	5,781,650
Harvard University Issue, Refunding, Series A, 5.00%, 7/15/33	5,000,000	6,085,150
Lahey Clinic Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/32	2,975,000	3,451,892
Northeastern University Issue, Series A, 5.00%, 3/01/44	5,000,000	5,702,350
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,488,850
Partners Healthcare System Issue, Refunding, Series O-2, 5.00%, 7/01/30	5,000,000	5,878,800
Partners Healthcare System Issue, Refunding, Series Q, 5.00%, 7/01/34	5,000,000	5,849,900
Sterling and Francine Clark Art Institute Issue, Pre-Refunded, 5.00%, 7/01/41	12,900,000	14,792,172
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	8,455,000	8,544,877
WGBH Educational Foundation Issue, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 1/01/36	7,490,000	7,592,014
Williams College Issue, Refunding, Series Q, 5.00%, 7/01/46	5,000,000	5,862,700
Williams College Issue, Refunding, Series S, 4.00%, 7/01/46	9,550,000	10,230,724
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,988,085
Worcester Polytechnic Institute Issue, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	9,880,000	9,880,000
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	2,970,000	2,977,158
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,874,800
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/33	10,000,000	10,273,500
Series B, 5.00%, 5/01/40	4,625,000	5,063,357
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth Contract Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	17,511,383
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	4,540,000	4,800,868
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,263,130
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/27	5,000,000	6,062,250
Massachusetts State GO,
Consolidated Loan of 2014, Series F, 4.00%, 11/01/29	6,000,000	6,674,820
Consolidated Loan of 2017, Series A, 5.25%, 4/01/42	5,000,000	6,068,800
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	675,000	675,803
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 6.00%, 11/15/28	3,000,000	3,330,570
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 5.125%, 11/15/35	3,150,000	3,437,406
Children’s Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,630,000
Lesley University Issue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/39	9,350,000	10,083,975

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue, (continued)
Partners Healthcare System Issue, Refunding, Series J-1, 5.00%, 7/01/39	$4,345,000	$4,608,350
Southcoast Health System Obligated Group Issue, Series D, 5.00%, 7/01/39	5,500,000	5,727,920
Sterling and Francine Clark Art Institute Issue, Series B, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,557,550
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	493,872
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	4,000,000	4,147,280
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	6,001,441
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,767,983
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,683,375
Housing, Series D, 5.05%, 6/01/40	3,835,000	3,975,783
Housing, Series F, 3.15%, 12/01/32	2,185,000	2,190,681
Housing, Series F, 3.45%, 12/01/37	955,000	955,172
SF Housing, Series 159, 4.05%, 12/01/32	2,055,000	2,088,558
SF Housing, Series 162, 3.15%, 12/01/32	10,905,000	10,914,160
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series C, 5.00%, 8/15/31	6,000,000	7,184,100
Senior, Refunding, Series C, 5.00%, 11/15/34	5,000,000	5,993,400
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,346,500
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	13,594,589
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	22,205,755
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, 4.00%, 6/01/31	5,555,000	5,889,022
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/41	2,200,000	2,585,748
Massachusetts State Water Pollution Abatement Trust Revenue,
Massachusetts Water Resources Authority Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	250,000	250,827
Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,618
Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,754
State Revolving Fund, Refunding, 5.00%, 8/01/23	3,000,000	3,642,000
Massachusetts Water Resources Authority Revenue,
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/40	6,875,000	8,130,719
General, Green Bonds, Series B, 5.00%, 8/01/40	1,140,000	1,357,740
General, Green Bonds, Series B, 5.00%, 8/01/42	3,145,000	3,733,713
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	7,154,788
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien, 5.00%, 7/01/41	7,500,000	8,367,150
senior lien, Refunding, 5.25%, 7/01/36	5,585,000	6,370,698
Plymouth GO, Municipal Purpose Loan, Refunding, 4.00%, 5/01/47	5,000,000	5,240,750
Springfield Water and Sewer Commission Revenue, General, Series C, 5.00%, 4/15/37	1,260,000	1,512,050
University of Massachusetts Building Authority Project Revenue,
Refunding, Senior Series 1, 5.00%, 11/01/44	4,000,000	4,645,440
Senior Series 1, 5.25%, 11/01/42	5,000,000	6,100,600

100	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Worcester GO,
Assured Guaranty, 5.00%, 11/01/37	$3,000,000	$3,019,350
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,567,415
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,183,330

Total Municipal Bonds (Cost $431,764,230) 94.4%		459,691,323
Other Assets, less Liabilities 5.6%		27,359,544

Net Assets 100.0%		$487,050,867

See Abbreviations on page 131.

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FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin New Jersey Tax-Free Income Fund

	Six Months Ended
	August 31, 2017	Year Ended February 28,
	(unaudited)	2017	2016[a]	2015	2014	2013
Class A

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.45	$11.73	$11.95	$11.76	$12.62	$12.55

Income from investment operations[b]:
Net investment income[c]	0.20	0.44	0.46	0.47	0.46	0.47
Net realized and unrealized gains (losses)	(0.03)	(0.27)	(0.23)	0.20	(0.87)	0.06

Total from investment operations	0.17	0.17	0.23	0.67	(0.41)	0.53

Less distributions from net investment income	(0.22)	(0.45)	(0.45)	(0.48)	(0.45)	(0.46)

Net asset value, end of period	$11.40	$11.45	$11.73	$11.95	$11.76	$12.62

Total return[d]	1.50%	1.44%	1.99%	5.75%	(3.22)%	4.31%

Ratios to average net assets[e]
Expenses	0.64%	0.65%	0.64%	0.64%	0.63%	0.63%
Net investment income	3.42%	3.79%	3.96%	3.98%	3.88%	3.69%

Supplemental data
Net assets, end of period (000’s)	$727,439	$742,824	$793,062	$893,018	$974,154	$1,281,242
Portfolio turnover rate	9.13%	9.20%	5.24%	4.81%	9.73%	13.02%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)

	Six Months Ended
	August 31, 2017	Year Ended February 28,
	(unaudited)	2017	2016[a]	2015	2014	2013
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.60	$11.87	$12.09	$11.89	$12.76	$12.68

Income from investment operations[b]:

Net investment income[c]	0.17	0.38	0.40	0.41	0.40	0.40

Net realized and unrealized gains (losses)	(0.03)	(0.27)	(0.24)	0.20	(0.89)	0.07

Total from investment operations	0.14	0.11	0.16	0.61	(0.49)	0.47

Less distributions from net investment income	(0.19)	(0.38)	(0.38)	(0.41)	(0.38)	(0.39)

Net asset value, end of period	$11.55	$11.60	$11.87	$12.09	$11.89	$12.76

Total return[d]	1.20%	0.95%	1.42%	5.20%	(3.80)%	3.77%

Ratios to average net assets[e]
Expenses	1.19%	1.20%	1.19%	1.19%	1.18%	1.18%
Net investment income	2.87%	3.24%	3.41%	3.43%	3.33%	3.14%

Supplemental data
Net assets, end of period (000’s)	$205,833	$217,952	$216,813	$231,740	$247,538	$331,573
Portfolio turnover rate	9.13%	9.20%	5.24%	4.81%	9.73%	13.02%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Franklin New Jersey Tax-Free Income Fund (continued)

Period Ended
August 31, 2017
(unaudited)[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.37

Income from investment operations[b]:
Net investment income[c]	0.03
Net realized and unrealized gains (losses)	0.04

Total from investment operations	0.07

Less distributions from net investment income	(0.03)

Net asset value, end of period	$11.41

Total return[d]	0.64%

Ratios to average net assets[e]
Expenses	0.49%
Net investment income	3.57%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	9.13%

aFor the period August 1, 2017 (effective date) to August 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)

	Six Months Ended
	August 31, 2017	Year Ended February 28,
	(unaudited)	2017	2016[a]	2015	2014	2013

Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.46	$11.74	$11.96	$11.77	$12.63	$12.55

Income from investment operations[b]:
Net investment income[c]	0.20	0.46	0.47	0.49	0.47	0.48
Net realized and unrealized gains (losses)	(0.02)	(0.28)	(0.23)	0.19	(0.87)	0.08

Total from investment operations	0.18	0.18	0.24	0.68	(0.40)	0.56

Less distributions from net investment income	(0.23)	(0.46)	(0.46)	(0.49)	(0.46)	(0.48)

Net asset value, end of period	$11.41	$11.46	$11.74	$11.96	$11.77	$12.63

Total return[d]	1.55%	1.54%	2.10%	5.86%	(3.12)%	4.50%

Ratios to average net assets[e]
Expenses	0.54%	0.55%	0.54%	0.54%	0.53%	0.53%
Net investment income	3.52%	3.89%	4.06%	4.08%	3.98%	3.79%

Supplemental data
Net assets, end of period (000’s)	$111,452	$107,087	$91,175	$92,059	$63,162	$81,557
Portfolio turnover rate	9.13%	9.20%	5.24%	4.81%	9.73%	13.02%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2017 (unaudited)

Franklin New Jersey Tax-Free Income Fund

	Principal Amount	Value

Municipal Bonds 97.6%
Delaware 0.7%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,748,980

New Jersey 82.9%
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	6,186,132
Cumberland County Improvement Authority Revenue, Technical High School Project, AGMC Insured, 5.00%, 9/01/39	2,000,000	2,267,920
Gloucester County Improvement Authority Revenue, Rowan University Business and Engineering School Projects, Series C, 5.00%, 7/01/44	3,500,000	3,917,200
Hudson County Improvement Authority Lease Revenue, County Secured, Hudson County Vocational- Technical Schools Project, 5.00%, 5/01/46	6,000,000	6,913,260
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility
Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,106,220
Middlesex County COP, Capital Appreciation, NATL Insured, zero cpn., 6/15/24	1,000,000	857,620
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission Projects, Pre-Refunded, 5.25%, 12/15/33	3,000,000	3,169,770
New Brunswick Parking Authority Revenue,
City Guaranteed, Refunding, Series A, BAM Insured, 5.00%, 9/01/39	5,000,000	5,795,350
City Guaranteed, Refunding, Series B, AGMC Insured, 4.00%, 9/01/40	5,350,000	5,575,663
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,726,000
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,506,500
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,223,470
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,069,010
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	11,433,000
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	17,950,000	19,492,084
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,094,250
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,680,375
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,098,800
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,025,950
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/32	640,000	711,981
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/37	600,000	655,044
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/47	1,500,000	1,627,815
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A, 5.00%, 1/01/48	7,000,000	7,508,830
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	11,373,400
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	10,710,168
School Facilities Construction, Series U, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/37	5,000,000	5,000,000
School Facilities Construction, Series U, Pre-Refunded, 5.00%, 9/01/37	1,720,000	1,720,000
School Facilities Construction, Series WW, 5.00%, 6/15/37	4,760,000	5,114,620
School Facilities Construction, Series Y, Pre-Refunded, 5.00%, 9/01/33	6,000,000	6,242,760
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	25,000	26,281
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	1,960,000	2,077,110
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	1,015,000	1,074,976
New Jersey EDA Water Facilities Revenue,
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39	10,000,000	10,756,800
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39	8,750,000	9,343,861

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, Pre-Refunded, 6.00%, 7/01/41	$10,600,000	$12,572,342
Atlantic Health System Hospital Corp. Issue, Refunding, 4.00%, 7/01/41	10,000,000	10,242,200
Atlantic Health System Hospital Corp. Issue, Refunding, Series A, 5.00%, 7/01/27	220,000	224,842
Atlantic Health System Hospital Corp. Issue, Series A, Pre-Refunded, 5.00%, 7/01/27	7,780,000	8,039,074
Barnabas Health Issue, Series A, Pre-Refunded, 5.625%, 7/01/32	5,500,000	6,435,055
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	15,530,000	17,089,833
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/38	3,000,000	3,494,160
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,807,950
Hackensack University Medical Center, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/31	5,000,000	5,071,250
Hackensack University Medical Center, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/36	5,000,000	5,071,250
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	2,650,000	2,922,977
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/37	1,600,000	1,857,072
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/46	18,500,000	20,964,385
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/42	7,000,000	8,041,530
Inspira Health Obligated Group Issue, Series A, 4.00%, 7/01/47	8,700,000	8,956,302
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,858,950
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	9,465,000	9,788,135
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	13,265,000	13,717,867
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	4,113,806
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,559,960
RWJ Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/43	15,000,000	16,961,400
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,291,250
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,666,440
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,100,620
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,736,464
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,722,500
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, 5.75%, 10/01/31	10,000,000	10,605,500
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	11,555,000	11,809,210
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	3,445,000	3,606,777
New Jersey Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%, 10/01/38	135,000	136,636
New Jersey Institute of Technology GO, Series A, 5.00%, 7/01/45	6,000,000	6,772,620
New Jersey Institute of Technology Revenue,
Series A, 5.00%, 7/01/42	4,860,000	5,380,312
Series A, Pre-Refunded, 5.00%, 7/01/42	2,140,000	2,528,474
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/29	1,000,000	1,075,860
New Jersey State Educational Facilities Authority Revenue,
The College of New Jersey Issue, Refunding, Series F, 4.00%, 7/01/35	1,850,000	1,938,208
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	5,940,000	6,145,286
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/35	11,000,000	11,380,160
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,037,030
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34	2,205,000	2,526,798
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,710,900
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	10,415,000	11,745,308
Montclair State University Issue, Refunding, Series B, 5.00%, 7/01/34	2,325,000	2,710,322
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,581,099
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,388,415
Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,688,350

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
Montclair State University Issue, Series J, Pre-Refunded, 5.25%, 7/01/38	$2,000,000	$2,072,360
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	17,388,300
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	16,757,850
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,678,700
Ramapo College of New Jersey Issue, Series A, AGMC insured, 5.00%, 7/01/35	3,955,000	4,608,643
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,106,110
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,097,080
The Richard Stockton College of New Jersey Issue, Series A, Pre-Refunded, 5.375%, 7/01/38	5,000,000	5,186,000
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	451,804
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,455,922
Seton Hall University Issue, Refunding, Series D, 5.00%, 7/01/42	4,945,000	5,734,964
Seton Hall University Issue, Series E, Pre-Refunded, 6.25%, 7/01/37	5,000,000	5,482,550
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/42	6,250,000	7,140,312
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/47	4,085,000	4,637,537
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	100,000	103,372
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	855,720
The William Paterson University of New Jersey Issue, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/38	395,000	404,800
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	5,105,000	5,281,429
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,349,848
Refunding, Series 1A, 5.125%, 12/01/27	2,870,000	3,046,907
Refunding, Series 1A, 5.25%, 12/01/28	2,875,000	3,059,374
Series 2, 5.00%, 12/01/26	715,000	762,626
Series 2, 5.00%, 12/01/27	520,000	552,484
Series 2, 5.00%, 12/01/28	540,000	572,017
Series 2, 5.00%, 12/01/30	1,500,000	1,594,185
Series 2, 5.00%, 12/01/36	1,000,000	1,057,710
Series A, 5.625%, 6/01/30	14,500,000	15,451,055
Series A, Assured Guaranty, 6.125%, 6/01/30	5,320,000	5,459,916
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,559,845
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	10,000,000	10,929,200
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	2,951,750
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	5,044,700
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	5,324,800
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	16,925,005
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,308,650
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,141,000
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	10,000,000	10,094,600
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	9,477,451
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series B, 5.00%, 1/01/40	5,000,000	5,910,900
Turnpike, Series A, 5.00%, 1/01/34	6,505,000	7,712,523
Turnpike, Series A, 5.00%, 1/01/35	3,495,000	4,115,467
Turnpike, Series E, Pre-Refunded, 5.25%, 1/01/40	30,000,000	31,731,900
Turnpike, Series I, Pre-Refunded, 5.00%, 1/01/35	5,000,000	5,468,250

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey Turnpike Authority Revenue,
Turnpike, Refunding, Series H, 5.00%, 1/01/36	$9,100,000	$9,507,043
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/36	4,900,000	5,163,522
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, City of Newark Redevelopment Projects, Refunding, 4.00%, 1/01/37	20,745,000	22,387,382
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%, 6/01/42	17,800,000	19,508,266
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project, 5.00%, 5/01/42	3,200,000	3,489,280
Rutgers State University GO,
Series F, Pre-Refunded, 5.00%, 5/01/39	20,000,000	21,369,400
Series L, 5.00%, 5/01/43	12,000,000	13,518,000
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,328,450
Somerset County GO,
Refunding, 4.00%, 8/01/27	1,000,000	1,178,850
Refunding, 4.00%, 8/01/28	1,405,000	1,639,804
Refunding, 4.00%, 8/01/29	1,000,000	1,156,480
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/35	2,815,000	1,103,170
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/36	2,810,000	1,037,396
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/37	2,815,000	980,465
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/38	2,810,000	921,343

		866,491,566

New York 8.7%
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,122,315
Consolidated, One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,081,500
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,812,700
Consolidated, Refunding, One Hundred Seventy-First Series, 5.00%, 7/15/30	12,200,000	13,917,150
Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	17,491,500
Consolidated, Refunding, One Hundred Sixtieth Series, 5.00%, 9/15/36	15,000,000	16,152,600
Consolidated, Refunding, One Hundred Sixty-Sixth Series, 5.25%, 7/15/36	5,000,000	5,601,300
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,149,280

		91,328,345

Pennsylvania 3.9%
Delaware River Joint Toll Bridge Commission Revenue, Bridge System, 5.00%, 7/01/42	12,500,000	14,508,375
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	11,452,700
Series E, 5.00%, 1/01/35	14,000,000	15,132,600

		41,093,675

U.S. Territories 1.4%
Puerto Rico 1.4%
[a]Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	16,620,000	9,829,068
Series XX, 5.25%, 7/01/40	3,125,000	1,848,125

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
[a]Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 5.75%, 8/01/37	$10,000,000	$2,600,000

		14,277,193

Total Municipal Bonds before Short Term Investments (Cost $982,285,958)		1,019,939,759

Short Term Investments (Cost $15,800,000) 1.5%
Municipal Bonds 1.5%
New Jersey 1.5%
[b]New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Issue, Series B, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.52%, 7/01/43	15,800,000	15,800,000

Total Investments (Cost $998,085,958) 99.1%		1,035,739,759
Other Assets, less Liabilities 0.9%		8,988,225

Net Assets 100.0%		$1,044,727,984

See Abbreviations on page 131.

aSee Note 6 regarding defaulted securities.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

110	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities

August 31, 2017 (unaudited)

	Franklin Federal	Franklin Federal	Franklin	Franklin
	Intermediate-Term	Limited-Term	High Yield	Massachusetts
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$4,180,194,990	$1,080,568,910	$6,740,621,219	$431,764,230

Value - Unaffiliated issuers	$4,407,411,234	$1,087,112,632	$7,405,731,894	$459,691,323
Cash	47,189	349,277	3,645,690	23,592,149
Receivables:
Investment securities sold	16,172,815	3,528	—	—
Capital shares sold	14,893,205	1,819,217	6,804,513	315,132
Interest	45,354,647	6,089,862	85,320,538	4,746,043
Other assets	2,026	526	3,721	221

Total assets.	4,483,881,116	1,095,375,042	7,501,506,356	488,344,868

Liabilities:
Payables:
Investment securities purchased	5,409,800	30,438,130	21,862,619	—
Capital shares redeemed	8,313,512	1,655,573	16,414,256	764,024
Management fees	1,692,498	366,558	2,811,222	203,289
Distribution fees	379,660	96,190	960,221	63,902
Transfer agent fees	595,023	83,590	965,335	42,177
Distributions to shareholders	1,252,515	194,967	3,260,371	201,399
Accrued expenses and other liabilities	243,810	55,087	450,204	19,210

Total liabilities	17,886,818	32,890,095	46,724,228	1,294,001

Net assets, at value	$4,465,994,298	$1,062,484,947	$7,454,782,128	$487,050,867

Net assets consist of:
Paid-in capital	$4,297,155,667	$1,055,639,897	$7,564,437,928	$476,821,336
Undistributed net investment income	3,559,555	1,713,857	19,912,951	458,644
Net unrealized appreciation (depreciation)	227,216,244	6,543,722	665,110,675	27,927,093
Accumulated net realized gain (loss)	(61,937,168)	(1,412,529)	(794,679,426)	(18,156,206)

Net assets, at value	$4,465,994,298	$1,062,484,947	$7,454,782,128	$487,050,867

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

August 31, 2017 (unaudited)

	Franklin Federal	Franklin Federal	Franklin	Franklin
	Intermediate-Term	Limited-Term	High Yield	Massachusetts
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Class A:
Net assets, at value	$1,916,538,323	$751,553,845	$5,025,693,515	$375,162,336

Shares outstanding	155,825,888	72,349,718	488,132,876	31,789,815

Net asset value per share[a]	$12.30	$10.39	$10.30	$11.80

Maximum offering price per share (net asset value per share ÷ 97.75%, 97.75%, 95.75% and 95.75%,respectively)	$12.58	$10.63	$10.76	$12.32

Class C:
Net assets, at value	$391,718,968		$965,850,247	$58,537,683

Shares outstanding	31,758,308		92,077,232	4,902,839

Net asset value and maximum offering price per share[a]	$12.33		$10.49	$11.94

Class R6:
Net assets, at value	$5,019	$5,004	$5,015	$5,018

Shares outstanding	407	482	485	425

Net asset value and maximum offering price per share[b]	$12.33	$10.38	$10.34	$11.80

Advisor Class:
Net assets, at value	$2,157,731,988	$310,926,098	$1,463,233,351	$53,345,830

Shares outstanding	175,022,275	29,949,498	141,520,041	4,519,667

Net asset value and maximum offering price per share	$12.33	$10.38	$10.34	$11.80

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

bNet asset value and maximum offering price may not recalculate due to rounding of net assets and/or shares outstanding.

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

August 31, 2017 (unaudited)

Franklin
New Jersey
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$998,085,958

Value - Unaffiliated issuers	$1,035,739,759
Cash.	59,939
Receivables:
Capital shares sold	1,050,792
Interest	10,620,217
Other assets	501

Total assets	1,047,471,208

Liabilities:
Payables:
Capital shares redeemed	1,603,722
Management fees	412,075
Distribution fees	174,856
Transfer agent fees	89,516
Distributions to shareholders	446,695
Accrued expenses and other liabilities	16,360

Total liabilities	2,743,224

Net assets, at value	$1,044,727,984

Net assets consist of:
Paid-in capital	$1,088,652,768
Undistributed net investment income	1,154,152
Net unrealized appreciation (depreciation)	37,653,801
Accumulated net realized gain (loss)	(82,732,737)

Net assets, at value	$1,044,727,984

Class A:
Net assets, at value	$727,438,546

Shares outstanding.	63,785,623

Net asset value per share[a]	$11.40

Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.91

Class C:
Net assets, at value	$205,832,762

Shares outstanding	17,817,478

Net asset value and maximum offering price per share[a]	$11.55

Class R6:
Net assets, at value	$5,017

Shares outstanding	440

Net asset value and maximum offering price per share[b]	$11.41

Advisor Class:
Net assets, at value	$111,451,659

Shares outstanding	9,765,168

Net asset value and maximum offering price per share	$11.41

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

bNet asset value and maximum offering price may not recalculate due to rounding of net assets and/or shares outstanding.

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended August 31, 2017 (unaudited)

	Franklin Federal	Franklin Federal	Franklin	Franklin
	Intermediate-Term	Limited-Term	High Yield	Massachusetts
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Investment income:
Interest:
Unaffiliated issuers	$ 69,936,431	$ 7,687,269	$ 180,934,174	$ 8,990,737

Expenses:
Management fees (Note 3a)	9,979,567	2,562,613	17,017,497	1,190,156
Distribution fees: (Note 3c)
Class A	963,653	588,992	2,530,735	187,722
Class C	1,315,510	—	3,245,732	193,509
Transfer agent fees: (Note 3e)
Class A	793,193	195,279	1,642,314	79,350
Class C	168,475	—	324,211	12,576
Advisor Class	849,258	73,540	491,031	8,396
Custodian fees	18,607	4,896	32,712	1,988
Reports to shareholders	143,423	24,201	198,204	7,855
Registration and filing fees	125,535	49,046	173,501	16,833
Professional fees	37,108	22,577	430,243	19,978
Trustees’ fees and expenses	10,911	2,645	20,282	1,147
Other	129,022	37,390	401,265	15,537

Total expenses	14,534,262	3,561,179	26,507,727	1,735,047
Expenses waived/paid by affiliates (Note 3f)	—	(373,945)	—	—

Net expenses	14,534,262	3,187,234	26,507,727	1,735,047

Net investment income	55,402,169	4,500,035	154,426,447	7,255,690

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	34,745	1,864	(138,985,063)	631,274

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	68,871,039	1,429,349	178,264,061	6,253,026

Net realized and unrealized gain (loss)	68,905,784	1,431,213	39,278,998	6,884,300

Net increase (decrease) in net assets resulting from operations	$124,307,953	$5,931,248	$ 193,705,445	$14,139,990

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended August 31, 2017 (unaudited)

Franklin
New Jersey
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers	$ 21,573,547

Expenses:
Management fees (Note 3a)	2,487,159
Distribution fees: (Note 3c)
Class A	369,370
Class C	683,691
Transfer agent fees: (Note 3e)
Class A	179,561
Class C	51,173
Advisor Class	26,818
Custodian fees	4,488
Reports to shareholders	22,146
Registration and filing fees	12,245
Professional fees	48,004
Trustees’ fees and expenses	2,667
Other	35,178

Total expenses	3,922,500

Net investment income	17,651,047

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(28,886,692)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	26,289,951

Net realized and unrealized gain (loss)	(2,596,741)

Net increase (decrease) in net assets resulting from operations	$ 15,054,306

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Federal
	Intermediate-Term		Franklin Federal Limited-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2017	Year Ended	August 31, 2017	Year Ended
	(unaudited)	February 28, 2017	(unaudited)	February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 55,402,169	$ 111,732,300	$ 4,500,035	$ 9,487,093
Net realized gain (loss)	34,745	(6,891,021)	1,864	(229,300)
Net change in unrealized appreciation (depreciation)	68,871,039	(138,812,381)	1,429,349	(7,716,027)

Net increase (decrease) in net assets resulting from operations	124,307,953	(33,971,102)	5,931,248	1,541,766

Distributions to shareholders from:
Net investment income:
Class A	(24,254,404)	(50,473,627)	(3,161,011)	(6,759,704)
Class C	(4,024,133)	(8,745,487)	—	—
Class R6	(11)	—	(4)	—
Advisor Class	(26,877,134)	(51,215,641)	(1,409,863)	(2,444,446)

Total distributions to shareholders	(55,155,682)	(110,434,755)	(4,570,878)	(9,204,150)

Capital share transactions: (Note 2)
Class A	(42,661,064)	(22,092,610)	(60,226,996)	(70,013,052)
Class C	(40,365,948)	(29,119,106)	—	—
Class R6	5,000	—	5,000	—
Advisor Class	138,891,168	29,809,308	14,237,651	58,463,383

Total capital share transactions	55,869,156	(21,402,408)	(45,984,345)	(11,549,669)

Net increase (decrease) in net assets	125,021,427	(165,808,265)	(44,623,975)	(19,212,053)
Net assets:
Beginning of period	4,340,972,871	4,506,781,136	1,107,108,922	1,126,320,975

End of period	$4,465,994,298	$4,340,972,871	$1,062,484,947	$1,107,108,922

Undistributed net investment income included in net assets:
End of period	$ 3,559,555	$ 3,313,068	$ 1,713,857	$ 1,784,700

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin High Yield		Franklin Massachusetts
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2017	Year Ended	August 31, 2017	Year Ended
	(unaudited)	February 28, 2017	(unaudited)	February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 154,426,447	$ 360,964,780	$ 7,255,690	$ 15,089,918
Net realized gain (loss)	(138,985,063)	(23,675,164)	631,274	5,351
Net change in unrealized appreciation (depreciation)	178,264,061	(243,817,709)	6,253,026	(12,365,172)

Net increase (decrease) in net assets resulting from operations	193,705,445	93,471,907	14,139,990	2,730,097

Distributions to shareholders from:
Net investment income:
Class A	(111,296,202)	(225,087,572)	(5,909,935)	(12,958,046)
Class C	(18,831,827)	(39,420,525)	(763,025)	(1,642,419)
Class R6	(18)	—	(12)	—
Advisor Class	(33,963,158)	(87,452,886)	(637,642)	(552,641)

Total distributions to shareholders	(164,091,205)	(351,960,983)	(7,310,614)	(15,153,106)

Capital share transactions: (Note 2)
Class A	(25,617,146)	77,573,432	(5,642,577)	(14,369,915)
Class C	(63,808,081)	(4,569,990)	(2,772,238)	188,116
Class R6	5,000	—	5,000	—
Advisor Class	(440,146,847)	(207,660,826)	17,845,670	22,740,465

Total capital share transactions	(529,567,074)	(134,657,384)	9,435,855	8,558,666

Net increase (decrease) in net assets	(499,952,834)	(393,146,460)	16,265,231	(3,864,343)
Net assets:
Beginning of period	7,954,734,962	8,347,881,422	470,785,636	474,649,979

End of period	$7,454,782,128	$7,954,734,962	$487,050,867	$470,785,636

Undistributed net investment income included in net assets:
End of period	$ 19,912,951	$ 29,577,709	$ 458,644	$ 513,568

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin New Jersey
	Tax-Free Income Fund
	Six Months Ended
	August 31, 2017	Year Ended
	(unaudited)	February 28, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 17,651,047	$ 40,836,315
Net realized gain (loss)	(28,886,692)	142,422
Net change in unrealized appreciation (depreciation)	26,289,951	(25,834,938)

Net increase (decrease) in net assets resulting from operations	15,054,306	15,143,799

Distributions to shareholders from:
Net investment income:
Class A	(14,161,065)	(30,243,264)
Class C	(3,404,226)	(7,217,010)
Class R6	(15)	—
Advisor Class	(2,163,409)	(3,904,866)

Total distributions to shareholders	(19,728,715)	(41,365,140)

Capital share transactions: (Note 2)
Class A	(12,074,943)	(31,889,428)
Class C	(11,204,962)	6,466,214
Class R6	5,000	—
Advisor Class	4,814,205	18,458,443

Total capital share transactions	(18,460,700)	(6,964,771)

Net increase (decrease) in net assets	(23,135,109)	(33,186,112)
Net assets:
Beginning of period	1,067,863,093	1,101,049,205

End of period	$1,044,727,984	$1,067,863,093

Undistributed net investment income included in net assets:
End of period	$ 1,154,152	$ 3,231,820

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FRANKLIN TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees. Effective August 1, 2017, the Funds began offering a new class of shares, Class R6.

Class A, Class R6 & Advisor Class

Franklin Federal Limited-Term Tax-Free Income Fund

Class A, Class C, Class R6 & Advisor Class

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.  Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization and Significant Accounting Policies (continued)

b.  Securities Purchased on a When-Issued Basis (continued)

purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2.  Shares of Beneficial Interest

At August 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Federal
	Intermediate-Term		Franklin Federal Limited-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2017
Shares sold	10,522,745	$128,402,459	4,948,017	$51,332,267
Shares issued in reinvestment of distributions	1,839,020	22,462,609	279,429	2,899,493
Shares redeemed	(15,875,843)	(193,526,132)	(11,032,723)	(114,458,756)
Net increase (decrease)	(3,514,078)	$(42,661,064)	(5,805,277)	$(60,226,996)
Year ended February 28, 2017
Shares sold	38,289,747	$472,525,956	23,057,263	$239,197,631
Shares issued in reinvestment of distributions	3,784,165	46,770,260	595,373	6,190,350
Shares redeemed	(44,205,794)	(541,388,826)	(30,359,342)	(315,401,033)
Net increase (decrease)	(2,131,882)	$(22,092,610)	(6,706,706)	$(70,013,052)
Class C Shares:
Six Months ended August 31, 2017
Shares sold	1,070,652	$13,087,521
Shares issued in reinvestment of distributions	281,254	3,444,983
Shares redeemed	(4,652,928)	(56,898,452)
Net increase (decrease)	(3,301,022)	$(40,365,948)
Year ended February 28, 2017
Shares sold	5,554,201	$68,930,265
Shares issued in reinvestment of distributions	596,489	7,393,393
Shares redeemed	(8,553,385)	(105,442,764)
Net increase (decrease)	(2,402,695)	$(29,119,106)
Class R6 Shares:
Six Months ended August 31, 2017[a]
Shares sold	407	$5,000	482	$5,000
Advisor Class Shares:
Six Months ended August 31, 2017
Shares sold	26,534,207	$324,454,377	5,631,263	$58,387,903
Shares issued in reinvestment of distributions	1,777,099	21,762,098	50,099	519,452
Shares redeemed	(16,974,491)	(207,325,307)	(4,308,345)	(44,669,704)
Net increase (decrease)	11,336,815	$138,891,168	1,373,017	$14,237,651
Year ended February 28, 2017
Shares sold	53,941,075	$666,134,370	13,042,037	$135,264,338
Shares issued in reinvestment of distributions	3,362,680	41,665,299	79,269	823,331
Shares redeemed	(54,907,619)	(677,990,361)	(7,480,163)	(77,624,286)
Net increase (decrease)	2,396,136	$29,809,308	5,641,143	$58,463,383

aFor the period August 1, 2017 (effective date) to August 31, 2017.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2.  Shares of Beneficial Interest (continued)

	Franklin High Yield		Franklin Massachusetts
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2017
Shares sold	28,907,392	$296,944,139	969,161	$11,359,194
Shares issued in reinvestment of distributions	9,655,639	99,191,573	419,793	4,919,159
Shares redeemed	(41,078,667)	(421,752,858)	(1,873,681)	(21,920,930)
Net increase (decrease)	(2,515,636)	$(25,617,146)	(484,727)	$(5,642,577)
Year ended February 28, 2017
Shares sold	67,462,588	$704,913,793	4,147,699	$49,067,816
Shares issued in reinvestment of distributions	18,968,730	200,305,510	893,150	10,624,768
Shares issued on reorganization	10,820,997	123,762,243	—	—
Shares redeemed	(90,689,443)	(951,408,114)	(6,284,781)	(74,062,499)
Net increase (decrease)	6,562,872	$77,573,432	(1,243,932)	$(14,369,915)
Class C Shares:
Six Months ended August 31, 2017
Shares sold	3,653,407	$38,205,448	228,903	$2,709,889
Shares issued in reinvestment of distributions	1,596,483	16,706,139	56,761	673,045
Shares redeemed	(11,349,160)	(118,719,668)	(519,393)	(6,155,172)
Net increase (decrease)	(6,099,270)	$(63,808,081)	(233,729)	$(2,772,238)
Year ended February 28, 2017
Shares sold	11,603,148	$123,635,212	727,903	$8,769,583
Shares issued in reinvestment of distributions	3,191,076	34,300,844	117,593	1,414,781
Shares issued on reorganization	2,131,065	24,808,421	—	—
Shares redeemed	(17,528,712)	(187,314,467)	(831,137)	(9,996,248)
Net increase (decrease)	(603,423)	$(4,569,990)	14,359	$188,116
Class R6 Shares:
Six Months ended August 31, 2017[a]
Shares sold	485	$5,000	425	$5,000
Advisor Class Shares:
Six Months ended August 31, 2017
Shares sold	26,572,334	$273,856,876	1,760,321	$20,665,662
Shares issued in reinvestment of distributions	2,652,899	27,354,540	35,552	416,923
Shares redeemed	(72,102,576)	(741,358,263)	(277,019)	(3,236,915)
Net increase (decrease)	(42,877,343)	$(440,146,847)	1,518,854	$17,845,670
Year ended February 28, 2017
Shares sold	73,829,408	$775,219,149	2,279,027	$26,671,706
Shares issued in reinvestment of distributions	6,812,943	72,279,592	35,321	419,032
Shares issued on reorganization	135,594	1,558,108	—	—
Shares redeemed	(100,560,064)	(1,056,717,675)	(370,056)	(4,350,273)
Net increase (decrease)	(19,782,119)	$(207,660,826)	1,944,292	$22,740,465

aFor the period August 1, 2017 (effective date) to August 31, 2017.

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	Franklin New Jersey
	Tax-Free Income Fund
	Shares	Amount
Class A Shares:
Six Months ended August 31, 2017
Shares sold	3,038,518	$34,619,272
Shares issued in reinvestment of distributions	1,044,893	11,892,346
Shares redeemed	(5,147,869)	(58,586,561)
Net increase (decrease)	(1,064,458)	$(12,074,943)
Year ended February 28, 2017
Shares sold	7,545,672	$88,084,612
Shares issued in reinvestment of distributions	2,174,182	25,432,571
Shares redeemed	(12,490,241)	(145,406,611)
Net increase (decrease)	(2,770,387)	$(31,889,428)
Class C Shares:
Six Months ended August 31, 2017
Shares sold	1,134,663	$13,083,354
Shares issued in reinvestment of distributions	254,045	2,928,608
Shares redeemed	(2,359,809)	(27,216,924)
Net increase (decrease)	(971,101)	$(11,204,962)
Year ended February 28, 2017
Shares sold	3,030,329	$36,020,383
Shares issued in reinvestment of distributions	508,134	6,017,473
Shares redeemed	(3,014,837)	(35,571,642)
Net increase (decrease)	523,626	$6,466,214
Class R6 Shares:
Six Months ended August 31, 2017[a]
Shares sold	440	$5,000
Advisor Class Shares:
Six Months ended August 31, 2017
Shares sold	1,546,079	$17,618,172
Shares issued in reinvestment of distributions	166,567	1,897,140
Shares redeemed	(1,289,673)	(14,701,107)
Net increase (decrease)	422,973	$4,814,205
Year ended February 28, 2017
Shares sold	4,274,428	$49,644,523
Shares issued in reinvestment of distributions	278,161	3,255,153
Shares redeemed	(2,979,644)	(34,441,233)
Net increase (decrease)	1,572,945	$18,458,443

aFor the period August 1, 2017 (effective date) to August 31, 2017.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended August 31, 2017, each Fund’s annualized effective investment management fee rate based on average daily net assets was as follows:

Franklin Federal	Franklin Federal	Franklin
Intermediate-Term	Limited-Term	High Yield
Tax-Free	Tax-Free	Tax-Free
Income Fund	Income Fund	Income Fund

0.453%	0.473%	0.449%

Franklin	Franklin
Massachusetts	New Jersey
Tax-Free	Tax-Free
Income Fund	Income Fund

0.500%	0.469%

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

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c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin Federal	Franklin Federal	Franklin
	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A	0.10%	0.15%	0.10%
Compensation Plans:
Class C	0.65%	—	0.65%
		Franklin	Franklin
		Massachusetts	New Jersey
		Tax-Free	Tax-Free
		Income Fund	Income Fund
Reimbursement Plans:
Class A		0.10%	0.10%
Compensation Plans:
Class C		0.65%	0.65%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Federal	Franklin Federal	Franklin
	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$100,641	$32,801	$460,438
CDSC retained	$ 36,717	$27,884	$ 40,288
	Franklin	Franklin
	Massachusetts	New Jersey
	Tax-Free	Tax-Free
	Income Fund	Income Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$18,929	$49,721
CDSC retained	$ 2,402	$11,860

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

e.   Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended August 31, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Federal	Franklin Federal	Franklin
	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Transfer agent fees	$401,975	$69,209	$649,414
	Franklin	Franklin
	Massachusetts	New Jersey
	Tax-Free	Tax-Free
	Income Fund	Income Fund
Transfer agent fees	$36,711	$91,209

f.   Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Limited-Term Tax-Free Income Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.48%, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until June 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

g.   Interfund Transactions

Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended August 31, 2017, were as follows:

	Franklin Federal	Franklin Federal	Franklin
	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Purchases	$146,870,000	$46,220,000	$107,260,000
Sales	$148,400,000	$25,070,000	$167,732,500
	Franklin	Franklin
	Massachusetts	New Jersey
	Tax-Free	Tax-Free
	Income Fund	Income Fund
Purchases	$1,300,000	$7,000,000
Sales	$1,400,000	$12,000,000

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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At February 28, 2017, the capital loss carryforwards were as follows:

	Franklin Federal	Franklin	Franklin
	Intermediate-	Federal	High Yield
	Term Tax-	Limited-Term	Tax-Free
	Free Income	Tax-Free	Income
	Fund	Income Fund	Fund
Capital loss carryforwards subject to expiration:
2018	$ 223,211	$ 567	$ 56,142,304
2019	1,793,931	—	1,436,742
Capital loss carryforwards not subject to expiration:
Short term	39,686,539	—	166,565,444
Long term	20,268,231	1,413,826	415,718,735
Total capital loss carryforwards	$61,971,912	$1,414,393	$639,863,225	[a]
	Franklin	Franklin
	Massachusetts	New Jersey
	Tax-Free	Tax-Free
	Income Fund	Income Fund
Capital loss carryforwards not subject to expiration:
Short term	$ 8,102,716	$10,977,686
Long term	10,684,763	42,164,405
Total capital loss carryforwards	$18,787,479	$53,142,091

aIncludes $100,550,887 from the merged Franklin Double Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At August 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Federal	Franklin Federal	Franklin
	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Cost of investments	$4,179,996,846	$1,080,311,056	$6,751,523,978

Unrealized appreciation	$ 232,054,029	$ 6,888,091	$ 921,897,334
Unrealized depreciation	(4,639,641)	(86,515)	(267,689,418)
Net unrealized appreciation (depreciation)	$ 227,414,388	$ 6,801,576	$ 654,207,916
	Franklin	Franklin
	Massachusetts	New Jersey
	Tax-Free	Tax-Free
	Income Fund	Income Fund
Cost of investments	$431,746,674	$998,920,711

Unrealized appreciation	$ 28,200,366	$ 54,236,918
Unrealized depreciation	(255,717)	(17,417,870)
Net unrealized appreciation (depreciation)	$ 27,944,649	$ 36,819,048

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and wash sales.

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5.   Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2017, were as follows:

	Franklin Federal	Franklin Federal	Franklin
	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Purchases	$218,601,560	$187,012,350	$301,338,347
Sales	$174,890,784	$224,230,000	$902,792,588
	Franklin	Franklin
	Massachusetts	New Jersey
	Tax-Free	Tax-Free
	Income Fund	Income Fund
Purchases	$52,130,317	$ 94,879,604
Sales	$64,325,447	$109,363,123

6.  Credit Risk and Defaulted Securities

At August 31, 2017, Franklin High Yield Tax-Free Income Fund had 16.5% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August 31, 2017, the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund, and Franklin New Jersey Tax-Free Income Fund was $183,229,886, and $14,277,193, representing 2.5%, and 1.4% respectively, of each Fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments.

7.  Concentration of Risk

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8.  Restricted Securities

Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At August 31, 2017, investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Units Issuer	Acquisition Date	Cost	Value
Franklin High Yield Tax-Free Income Fund
9,185,586 [a]1155 Island Avenue LLC, LP (Value is 0.0%† of Net Assets)	12/04/14	$717,086	$717,082

†Rounds to less than 0.1% of net assets.

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $4,571,134 as of August 31, 2017.

9.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2017, the Funds did not use the Global Credit Facility.

10.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10.  Fair Value Measurements (continued)

A summary of inputs used as of August 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Federal Intermediate-Term Tax-Free Income Fund Assets:
Investments in Securities:
Municipal Bonds	$—	$4,235,951,234	$—	$4,235,951,234
Short Term Investments	—	171,460,000	—	171,460,000
Total Investments in Securities	$—	$4,407,411,234	$—	$4,407,411,234

Franklin Federal Limited-Term Tax-Free Income Fund Assets:
Investments in Securities:
Municipal Bonds	$—	$858,289,466	$—	$858,289,466
Short Term Investments	—	228,823,166	—	228,823,166
Total Investments in Securities	$—	$1,087,112,632	$—	$1,087,112,632

Franklin High Yield Tax-Free Income Fund Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$717,082	$717,082
Corporate Bonds	—	4,571,134	—	4,571,134
Municipal Bonds	—	7,297,000,478	88,200	7,297,088,678
Short Term Investments	—	103,355,000	—	103,355,000
Total Investments in Securities	$—	$7,404,926,612	$805,282	$7,405,731,894

Franklin Massachusetts Tax-Free Income Fund Assets:
Investments in Securities:
Municipal Bonds	$—	$459,691,323	$—	$459,691,323

Franklin New Jersey Tax-Free Income Fund Assets:
Investments in Securities:
Municipal Bonds	$—	$1,019,939,759	$—	$1,019,939,759
Short Term Investments	—	15,800,000	—	15,800,000
Total Investments in Securities	$—	$1,035,739,759	$—	$1,035,739,759

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

11.  New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

12.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ACES	Adjustable Convertible Exempt Security	IDBR	Industrial Development Board Revenue
AGMC	Assured Guaranty Municipal Corp.	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	LIBOR	London Interbank Offered Rate
BAM	Build America Mutual Assurance Co.	LOC	Letter of Credit
BAN	Bond Anticipation Note	MAC	Municipal Assistance Corp.
BHAC	Berkshire Hathaway Assurance Corp.	MFHR	Multi-Family Housing Revenue
CDA	Community Development Authority/Agency	MFMR	Multi-Family Mortgage Revenue
CDD	Community Development District	MFR	Multi-Family Revenue
CFD	Community Facilities District	MTA	Metropolitan Transit Authority
COP	Certificate of Participation	MUNIPSA	SIFMA Municipal Swap Index
EDA	Economic Development Authority	NATL	National Public Financial Guarantee Corp.
EDC	Economic Development Corp.	PBA	Public Building Authority
EDR	Economic Development Revenue	PCC	Pollution Control Corp.
ETM	Escrow to Maturity	PCFA	Pollution Control Financing Authority
FGIC	Financial Guaranty Insurance Co.	PCR	Pollution Control Revenue
FHA	Federal Housing Authority/Agency	PFA	Public Financing Authority
FICO	Financing Corp.	PFAR	Public Financing Authority Revenue
FRN	Floating Rate Note	PIK	Payment-In-Kind
GARB	General Airport Revenue Bonds	PSF	Permanent School Fund
GO	General Obligation	RDA	Redevelopment Agency/Authority
HDA	Housing Development Authority/Agency	SF	Single Family
HDC	Housing Development Corp.	SFHR	Single Family Housing Revenue
HFA	Housing Finance Authority/Agency	SPA	Standby Purchase Agreement
HFAR	Housing Finance Authority Revenue	TAN	Tax Anticipation Note
ID	Improvement District	TRAN	Tax and Revenue Anticipation Note
IDA	Industrial Development Authority/Agency	UHSD	Unified/Union High School District
IDAR	Industrial Development Authority Revenue	USD	Unified/Union School District
IDB	Industrial Development Bond/Board	XLCA	XL Capital Assurance

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin Tax-Free Trust

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	TF1 S 10/17

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.  Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment

Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.  Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date October 26, 2017

By	/s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date October 26, 2017